Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF

January 31, 2025 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS – 27.6%

Broadline Retail – 0.2%
Saks Global Enterprises LLC, 11.00%, 12/15/29(1)	$370,000	$354,602

Communication Services – 1.6%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/30(1)	365,000	338,314
CMG Media Corp., 8.88%, 06/18/29(1)	410,000	331,374
CSC Holdings LLC, 7.50%, 04/01/28(1)	205,000	151,245
CSC Holdings LLC, 11.75%, 01/31/29(1)	385,000	383,349
Directv Financing LLC, 8.88%, 02/01/30(1)	590,000	584,098
Gray Television, Inc., 7.00%, 05/15/27(1)	115,000	112,734
Gray Television, Inc., 5.38%, 11/15/31(1)	600,000	358,402
Hughes Satellite Systems Corp., 6.63%, 08/01/26	395,000	272,748
Level 3 Financing, Inc., 3.63%, 01/15/29(1)	60,000	46,500
Millennium Escrow Corp., 6.63%, 08/01/26(1)	450,000	350,234
Rackspace Technology Global, Inc., 5.38%, 12/01/28(1)	65,000	19,139
Sinclair Television Group, Inc., 8.13%, 02/15/33(1)	60,000	60,377
Sprint Capital Corp., 8.75%, 03/15/32	160,000	191,266
T-Mobile USA, Inc., 5.05%, 07/15/33	96,000	94,061
Univision Communications, Inc., 6.63%, 06/01/27(1)	530,000	530,516
Total Communication Services		3,824,357

Consumer Discretionary – 1.4%
Aptiv Swiss Holdings Ltd., 6.88%, (US 5 Year CMT T- Note + 3.39%), 12/15/54(2)	450,000	449,808
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.63%, 04/01/30(1)	255,000	235,042
Churchill Downs, Inc., 6.75%, 05/01/31(1)	65,000	66,185
Clarios Global LP / Clarios US Finance Co., 6.75%, 02/15/30(1)	10,000	10,166
Ford Motor Co., 3.25%, 02/12/32	105,000	87,908
Ford Motor Co., 4.75%, 01/15/43	80,000	63,344
Ford Motor Credit Co. LLC, 6.05%, 11/05/31	120,000	119,428
Light & Wonder International, Inc., 7.00%, 05/15/28(1)	175,000	175,859
Meritage Homes Corp., 3.88%, 04/15/29(1)	561,000	527,970
Newell Brands, Inc., 6.63%, 09/15/29	261,000	268,226
Nissan Motor Acceptance Co. LLC, 7.05%, 09/15/28(1)	130,000	134,201
Ontario Gaming GTA LP/OTG Co.-Issuer LLC, 8.00%, 08/01/30 (Canada)(1)	95,000	98,419
PetSmart, Inc. / PetSmart Finance Corp., 7.75%, 02/15/29(1)	540,000	538,835
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 01/15/28(1)	200,000	199,932
Tapestry, Inc., 5.50%, 03/11/35	275,000	271,140
Wayfair LLC, 7.25%, 10/31/29(1)	5,000	5,115
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	230,000	221,261
Security Description	Principal	Value

CORPORATE BONDS (continued)

Consumer Discretionary (continued)
Total Consumer Discretionary		$3,472,839

Consumer Staples – 1.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.88%, 02/15/30(1)	185,000	177,937
Chobani Holdco II LLC, 8.75%, 10/01/29, (1)(3)	5,000	5,428
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/30(1)	50,000	51,117
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.88%, 09/01/25(1)	384,000	384,498
HLF Financing Sarl LLC / Herbalife International, Inc., 4.88%, 06/01/29(1)	80,000	54,490
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31 (Canada)(1)	185,000	176,270
Kronos Acquisition Holdings, Inc., 10.75%, 06/30/32 (Canada)(1)	220,000	195,469
Philip Morris International, Inc., 4.90%, 11/01/34	480,000	463,292
Pilgrim's Pride Corp., 6.25%, 07/01/33	498,000	511,388
Post Holdings, Inc., 6.38%, 03/01/33(1)	575,000	567,765
Triton Water Holdings, Inc., 6.25%, 04/01/29(1)	455,000	452,315
Total Consumer Staples		3,039,969

Energy – 3.9%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/29(1)	285,000	301,238
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 01/15/28(1)	180,000	179,501
Antero Resources Corp., 5.38%, 03/01/30(1)	200,000	195,846
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	175,000	178,729
Buckeye Partners LP, 6.75%, 02/01/30(1)	150,000	152,687
CITGO Petroleum Corp., 7.00%, 06/15/25(1)	120,000	120,160
Civitas Resources, Inc., 8.75%, 07/01/31(1)	130,000	137,269
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(1)	135,000	138,645
CrownRock LP / CrownRock Finance, Inc., 5.00%, 05/01/29(1)	50,000	51,063
CVR Energy, Inc., 8.50%, 01/15/29(1)	315,000	308,632
DT Midstream, Inc., 4.13%, 06/15/29(1)	105,000	99,355
Energy Transfer LP, Series H, 6.50%, (US 5 Year CMT T- Note + 5.69%), perpetual(2)(4)	225,000	225,442
EQM Midstream Partners LP, 6.38%, 04/01/29(1)	285,000	289,965
Flex Intermediate Holdco LLC, 3.36%, 06/30/31(1)	430,000	369,506
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/30	545,000	565,448

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2025 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS (continued)

Energy (continued)
Gulfport Energy Operating Corp., 6.75%, 09/01/29(1)	$120,000	$122,265
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(1)	385,000	412,424
HF Sinclair Corp., 6.25%, 01/15/35	800,000	799,081
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/29(1)	125,000	121,916
Hilcorp Energy I LP / Hilcorp Finance Co., 7.25%, 02/15/35(1)	395,000	386,169
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/29(1)	385,000	379,227
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(1)	675,000	678,411
Mesquite Energy, Inc., Escrow, 7.25%, perpetual(1)(4)(5)	12,000	210
Nabors Industries, Inc., 7.38%, 05/15/27(1)	455,000	459,551
Ngl Energy Operating LLC / Ngl Energy Finance Corp., 8.13%, 02/15/29(1)	20,000	20,539
Ngl Energy Operating LLC / Ngl Energy Finance Corp., 8.38%, 02/15/32(1)	415,000	427,207
Occidental Petroleum Corp., 5.55%, 10/01/34	355,000	345,530
Occidental Petroleum Corp., 6.20%, 03/15/40	370,000	365,470
Transocean, Inc., 8.25%, 05/15/29(1)	30,000	30,128
Transocean, Inc., 8.75%, 02/15/30(1)	63,750	66,531
Transocean, Inc., 8.50%, 05/15/31(1)	195,000	196,465
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/31(1)	125,000	113,085
Venture Global Lng, Inc., 9.00%, (US 5 Year CMT T- Note + 5.44%), perpetual(1)(2)(4)	380,000	396,229
Venture Global LNG, Inc., 9.88%, 02/01/32(1)	135,000	148,696
Viper Energy, Inc., 7.38%, 11/01/31(1)	15,000	15,701
Western Midstream Operating LP, 5.25%, 02/01/50	435,000	374,268
Williams Cos., Inc. (The), 5.15%, 03/15/34	425,000	413,862
Total Energy		9,586,451

Financials – 7.4%
Acrisure LLC / Acrisure Finance, Inc., 8.25%, 02/01/29(1)	135,000	140,259
Acrisure LLC / Acrisure Finance, Inc., 6.00%, 08/01/29(1)	195,000	188,243
Allstate Corp. (The), Series B, 7.72%, (3-Month SOFR + 3.20%), 08/15/53(2)	245,000	244,466
Ally Financial, Inc., 5.54%, (SOFR + 1.73%), 01/17/31(2)	505,000	502,964
American Express Co., 5.63%, (SOFR + 1.93%), 07/28/34(2)	750,000	759,089
AON North America, Inc., 5.45%, 03/01/34	300,000	301,401
Apollo Debt Solutions BDC, 6.90%, 04/13/29(1)	340,000	353,961
Arthur J Gallagher & Co., 5.55%, 02/15/55	535,000	510,293
Bank of America Corp., 3.42%, (3-Month SOFR + 1.30%), 12/20/28(2)	150,000	144,047
Security Description	Principal	Value

CORPORATE BONDS (continued)

Financials (continued)
Bank of America Corp., 5.29%, (SOFR + 1.91%), 04/25/34(2)	$300,000	$298,480
Bank of America Corp., 5.47%, (SOFR + 1.65%), 01/23/35(2)	95,000	95,261
Bank of America Corp., 5.43%, (SOFR + 1.91%), 08/15/35(2)	125,000	121,878
Bank of New York Mellon Corp. (The), Series G, 4.70%, (US 5 Year CMT T- Note + 4.36%), perpetual(2)(4)	395,000	394,194
Blackstone Private Credit Fund, 7.30%, 11/27/28	230,000	243,456
Blackstone Private Credit Fund, 6.00%, 01/29/32	480,000	475,376
Blue Owl Credit Income Corp., 6.65%, 03/15/31	110,000	112,697
Blue Owl Finance LLC, 3.13%, 06/10/31	510,000	443,747
BroadStreet Partners, Inc., 5.88%, 04/15/29(1)	100,000	97,982
Capital One Financial Corp., 2.36%, (SOFR + 1.34%), 07/29/32(2)	175,000	143,275
Capital One Financial Corp., 6.38%, (SOFR + 2.86%), 06/08/34(2)	360,000	375,894
Charles Schwab Corp. (The), Series H, 4.00%, (US 10 Year CMT T- Note + 3.08%), perpetual(2)(4)	420,000	373,286
Charles Schwab Corp. (The), 6.14%, (SOFR + 2.01%), 08/24/34(2)	180,000	189,264
Citadel LP, 6.38%, 01/23/32(1)	125,000	127,158
Citigroup, Inc., Series X, 3.88%, (US 5 Year CMT T- Note + 3.42%), perpetual(2)(4)	390,000	382,861
Citigroup, Inc., 3.98%, (3-Month SOFR + 1.60%), 03/20/30(2)	145,000	139,013
Citigroup, Inc., 6.27%, (SOFR + 2.34%), 11/17/33(2)	130,000	136,683
Citigroup, Inc., 6.17%, (SOFR + 2.66%), 05/25/34(2)	357,000	363,962
Citizens Financial Group, Inc., 5.72%, (SOFR + 1.91%), 07/23/32(2)	320,000	323,018
Corebridge Financial, Inc., 6.38%, (US 5 Year CMT T- Note + 2.65%), 09/15/54(2)	329,000	326,123
F&G Annuities & Life, Inc., 6.50%, 06/04/29	315,000	321,854
Fifth Third Bancorp, 4.34%, (SOFR + 1.66%), 04/25/33(2)	220,000	205,085
Global Atlantic Finance Co., 7.95%, 06/15/33(1)	180,000	201,111
Global Atlantic Finance Co., 7.95%, (US 5 Year CMT T- Note + 3.61%), 10/15/54(1)(2)	65,000	68,145
Goldman Sachs Group, Inc. (The), 5.85%, (SOFR + 1.55%), 04/25/35(2)	420,000	429,464
Goldman Sachs Group, Inc. (The), 6.45%, 05/01/36	130,000	137,169
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34(1)	483,000	470,386

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2025 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS (continued)

Financials (continued)
Hub International Ltd., 7.38%, 01/31/32(1)	$15,000	$15,433
Huntington Bancshares, Inc./Oh, 5.71%, (SOFR + 1.87%), 02/02/35(2)	240,000	240,276
Huntington Bancshares, Inc./Oh, 6.14%, (US 5 Year CMT T- Note + 1.70%), 11/18/39(2)	405,000	406,845
JPMorgan Chase & Co., Series HH, 4.60%, (3-Month SOFR + 3.13%), perpetual(2)(4)	144,000	144,000
JPMorgan Chase & Co., 5.72%, (SOFR + 2.58%), 09/14/33(2)	230,000	234,450
JPMorgan Chase & Co., 5.35%, (SOFR + 1.85%), 06/01/34(2)	480,000	481,477
JPMorgan Chase & Co., 6.25%, (SOFR + 1.81%), 10/23/34(2)	110,000	116,595
KeyCorp, 4.79%, (SOFR + 2.06%), 06/01/33(2)	100,000	95,051
KeyCorp, 6.40%, (SOFR + 2.42%), 03/06/35(2)	200,000	209,393
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	75,000	73,016
Liberty Mutual Group, Inc., 4.13%, (US 5 Year CMT T- Note + 3.32%), 12/15/51(1)(2)	210,000	200,971
MetLife, Inc., Series G, 3.85%, (US 5 Year CMT T- Note + 3.58%), perpetual(2)(4)	185,000	183,699
MetLife, Inc., Series D, 5.88%, (3-Month SOFR + 3.22%), perpetual(2)(4)	62,000	62,139
Midcap Financial Issuer Trust, 6.50%, 05/01/28(1)	440,000	433,170
Morgan Stanley, 6.34%, (SOFR + 2.56%), 10/18/33(2)	130,000	138,145
Morgan Stanley, 5.25%, (SOFR + 1.87%), 04/21/34(2)	190,000	187,764
Morgan Stanley, 5.42%, (SOFR + 1.88%), 07/21/34(2)	205,000	205,086
Morgan Stanley, 5.95%, (US 5 Year CMT T- Note + 2.43%), 01/19/38(2)	97,000	97,949
MSCI, Inc., 3.63%, 09/01/30(1)	459,000	420,819
National Rural Utilities Cooperative Finance Corp., 7.46%, (3-Month SOFR + 3.17%), 04/30/43(2)	105,000	105,136
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31(1)	185,000	179,178
Nuveen LLC, 5.85%, 04/15/34(1)	180,000	182,116
OneMain Finance Corp., 7.13%, 11/15/31	325,000	334,478
Panther Escrow Issuer LLC, 7.13%, 06/01/31(1)	15,000	15,371
PNC Financial Services Group, Inc. (The), 5.58%, (SOFR + 1.39%), 01/29/36(2)	840,000	844,488
Prudential Financial, Inc., 5.13%, (US 5 Year CMT T- Note + 3.16%), 03/01/52(2)	99,000	93,456
Prudential Financial, Inc., 6.50%, (US 5 Year CMT T- Note + 2.40%), 03/15/54(2)	195,000	198,621
State Street Corp., Series I, 6.70%, (US 5 Year CMT T- Note + 2.61%), perpetual(2)(4)	100,000	102,210
State Street Corp., 6.12%, (SOFR + 1.96%), 11/21/34(2)	405,000	422,791
Synchrony Financial, 3.70%, 08/04/26	50,000	49,018
Security Description	Principal	Value

CORPORATE BONDS (continued)

Financials (continued)
Texas Capital Bancshares, Inc., 4.00%, (US 5 Year CMT T- Note + 3.15%), 05/06/31(2)	$70,000	$67,222
Truist Financial Corp., Series Q, 5.10%, (US 10 Year CMT T- Note + 4.35%), perpetual(2)(4)	255,000	246,457
Truist Financial Corp., 5.71%, (SOFR + 1.92%), 01/24/35(2)	215,000	217,215
Wells Fargo & Co., 6.85%, (US 5 Year CMT T- Note + 2.77%), perpetual(2)(4)	125,000	128,668
Wells Fargo & Co., Series U, 5.88%, perpetual(2)(4)(6)	60,000	59,978
Wells Fargo & Co., Series BB, 3.90%, (US 5 Year CMT T- Note + 3.45%), perpetual(2)(4)	115,000	113,060
Wells Fargo & Co., 5.39%, (SOFR + 2.02%), 04/24/34(2)	215,000	213,375
Wells Fargo & Co., 6.49%, (SOFR + 2.06%), 10/23/34(2)	475,000	506,550
Total Financials		18,167,211

Health Care – 2.4%
Amgen, Inc., 5.25%, 03/02/33	810,000	807,492
CHS/Community Health Systems, Inc., 5.25%, 05/15/30(1)	45,000	38,400
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(1)	635,000	518,650
CVS Health Corp., 5.05%, 03/25/48	335,000	280,293
CVS Health Corp., 6.75%, (US 5 Year CMT T- Note + 2.52%), 12/10/54(2)	70,000	69,383
DENTSPLY Sirona, Inc., 3.25%, 06/01/30	455,000	401,851
Endo Finance Holdings, Inc., 8.50%, 04/15/31(1)	435,000	465,843
HCA, Inc., 5.50%, 06/01/33	170,000	169,063
HCA, Inc., 5.60%, 04/01/34	365,000	361,917
Iqvia, Inc., 5.70%, 05/15/28	200,000	203,373
Iqvia, Inc., 6.25%, 02/01/29	320,000	331,438
LifePoint Health, Inc., 9.88%, 08/15/30(1)	330,000	352,453
LifePoint Health, Inc., 10.00%, 06/01/32(1)	195,000	190,340
Medline Borrower LP, 5.25%, 10/01/29(1)	150,000	145,440
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/29(1)	40,000	40,695
Molina Healthcare, Inc., 6.25%, 01/15/33(1)	105,000	104,345
Orlando Health Obligated Group, 5.48%, 10/01/35	174,000	176,370
Par Pharmaceutical, Inc., 04/01/27(1)(5)(7)(8)	35,000	0
Prime Healthcare Services, Inc., 9.38%, 09/01/29(1)	265,000	252,206
Royalty Pharma PLC, 5.40%, 09/02/34	310,000	302,952
Universal Health Services, Inc., 2.65%, 01/15/32	371,000	306,719
Universal Health Services, Inc., 5.05%, 10/15/34	455,000	424,039
Total Health Care		5,943,262

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2025 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS (continued)

Industrials – 3.5%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27(1)	$367,936	$365,579
Amentum Escrow Corp., 7.25%, 08/01/32(1)	35,000	35,512
Aviation Capital Group LLC, 3.50%, 11/01/27(1)	146,000	140,015
Aviation Capital Group LLC, 6.75%, 10/25/28(1)	80,000	84,173
Aviation Capital Group LLC, 6.38%, 07/15/30(1)	210,000	219,582
Bnsf Funding Trust I, 6.61%, (3-Month USD LIBOR + 2.35%), 12/15/55(2)	185,000	186,349
Boeing Co. (The), 5.81%, 05/01/50	95,000	89,494
Boeing Co. (The), 5.93%, 05/01/60	473,000	441,802
Builders FirstSource, Inc., 6.38%, 03/01/34(1)	570,000	574,013
Chart Industries, Inc., 9.50%, 01/01/31(1)	80,000	86,329
Cornerstone Building Brands, Inc., 9.50%, 08/15/29(1)	360,000	359,600
CoStar Group, Inc., 2.80%, 07/15/30(1)	403,000	354,317
CRH America Finance, Inc., 5.40%, 05/21/34	450,000	449,080
Delta Air Lines Through Trust, Series 2015-1, 3.63%, 07/30/27	73,214	71,151
Fortress Transportation And Infrastructure Investors LLC, 7.00%, 06/15/32(1)	25,000	25,370
Global Infrastructure Solutions, Inc., 7.50%, 04/15/32(1)	320,000	318,063
Huntington Ingalls Industries, Inc., 5.75%, 01/15/35	585,000	585,422
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/27	90,000	87,312
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 10.00%, 11/15/29(1)	120,000	122,647
L3harris Technologies, Inc., 5.35%, 06/01/34	525,000	524,034
LBM Acquisition LLC, 6.25%, 01/15/29(1)	625,000	578,382
Quikrete Holdings, Inc., 6.75%, 03/01/33(1)	65,000	65,244
Regal Rexnord Corp., 6.40%, 04/15/33	485,000	503,014
Science Applications International Corp., 4.88%, 04/01/28(1)	80,000	77,566
Sempra Global, 3.25%, 01/15/32(1)	233,000	194,689
Standard Building Solutions, Inc., 6.50%, 08/15/32(1)	165,000	166,751
TransDigm, Inc., 6.63%, 03/01/32(1)	230,000	234,214
TransDigm, Inc., 6.00%, 01/15/33(1)	265,000	261,660
United Airlines Pass-Through Trust, Class A, Series 2023-1, 5.80%, 01/15/36	154,761	157,330
United Airlines Pass-Through Trust, Series AA, 5.45%, 02/15/37	310,000	308,908
United Rentals North America, Inc., 3.75%, 01/15/32	265,000	235,212
Veralto Corp., 5.45%, 09/18/33	505,000	508,159
WESCO Distribution, Inc., 6.63%, 03/15/32(1)	60,000	61,420
Total Industrials		8,472,393
Security Description	Principal	Value

CORPORATE BONDS (continued)

Information Technology – 1.6%
Boost Newco Borrower LLC, 7.50%, 01/15/31(1)	$95,000	$99,522
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(1)	130,000	123,774
Booz Allen Hamilton, Inc., 4.00%, 07/01/29(1)	110,000	103,951
Booz Allen Hamilton, Inc., 5.95%, 08/04/33	515,000	523,736
Broadcom, Inc., 3.14%, 11/15/35(1)	890,000	723,728
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	100,000	101,169
Foundry Jv Holdco LLC, 6.25%, 01/25/35(1)	290,000	295,934
Gartner, Inc., 3.75%, 10/01/30(1)	440,000	403,778
Helios Software Holdings, Inc. / Ion Corporate Solutions Finance Sarl, 8.75%, 05/01/29(1)	290,000	298,997
Insight Enterprises, Inc., 6.63%, 05/15/32(1)	15,000	15,264
Oracle Corp., 6.25%, 11/09/32	170,000	179,743
Oracle Corp., 5.50%, 08/03/35	245,000	244,926
Oracle Corp., 5.55%, 02/06/53	250,000	234,669
Rocket Software, Inc., 9.00%, 11/28/28(1)	405,000	419,826
Viasat, Inc., 5.63%, 09/15/25(1)	180,000	179,290
Total Information Technology		3,948,307

Materials – 1.5%
Asp Unifrax Holdings, Inc., 5.25%, 09/30/28(1)	305,000	184,644
Bayport Polymers LLC, 5.14%, 04/14/32(1)	455,000	425,651
Graham Packaging Co., Inc., 7.13%, 08/15/28(1)	345,000	343,547
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/28(1)	465,000	469,585
LSB Industries, Inc., 6.25%, 10/15/28(1)	705,000	695,057
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/27(1)	330,000	336,511
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/28(1)	85,000	86,960
Sealed Air Corp., 6.50%, 07/15/32(1)	65,000	66,078
Sonoco Products Co., 5.00%, 09/01/34	285,000	270,117
Windsor Holdings III LLC, 8.50%, 06/15/30(1)	430,000	455,364
WR Grace Holdings LLC, 5.63%, 08/15/29(1)	250,000	233,896
Total Materials		3,567,410

Passenger Ground Transportation – 0.2%
Hertz Corp. (The), 4.63%, 12/01/26(1)	650,000	578,800

Real Estate – 0.5%
EPR Properties, 3.60%, 11/15/31	410,000	361,534
Iron Mountain, Inc., 6.25%, 01/15/33(1)	60,000	60,143
Office Properties Income Trust, 9.00%, 09/30/29(1)	131,000	110,037
Safehold GL Holdings LLC, 6.10%, 04/01/34	290,000	296,255
VICI Properties LP, 5.13%, 05/15/32	135,000	131,362
VICI Properties LP, 5.75%, 04/01/34	25,000	25,123
VICI Properties LP / VICI Note Co., Inc., 4.63%, 06/15/25(1)	15,000	14,977

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2025 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS (continued)

Real Estate (continued)
VICI Properties LP / VICI Note Co., Inc., 4.13%, 08/15/30(1)	$115,000	$106,826
Total Real Estate		1,106,257

Transaction & Payment Processing Services – 0.2%
Block, Inc., 6.50%, 05/15/32(1)	475,000	486,096
NCR Atleos Corp., 9.50%, 04/01/29(1)	77,000	83,946
Total Transaction & Payment Processing Services		570,042

Utilities – 2.0%
AES Corp. (The), 7.60%, (US 5 Year CMT T- Note + 3.20%), 01/15/55(2)	285,000	290,860
Black Hills Corp., 6.15%, 05/15/34	405,000	421,331
CMS Energy Corp., 4.75%, (US 5 Year CMT T- Note + 4.12%), 06/01/50(2)	370,000	351,185
Dominion Energy, Inc., Series B, 7.00%, (US 5 Year CMT T- Note + 2.51%), 06/01/54(2)	415,000	439,986
Entergy Corp., 7.13%, (US 5 Year CMT T- Note + 2.67%), 12/01/54(2)	475,000	485,448
Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 04/01/26(1)	55,000	54,938
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	210,000	198,439
KeySpan Gas East Corp., 5.99%, 03/06/33(1)	426,000	432,944
Lightning Power LLC, 7.25%, 08/15/32(1)	450,000	465,113
NRG Energy, Inc., 7.00%, 03/15/33(1)	226,000	243,157
Pacificorp, 5.80%, 01/15/55	125,000	119,840
Puget Energy, Inc., 4.22%, 03/15/32	275,000	251,424
Southern California Edison Co., 6.00%, 01/15/34	360,000	361,507
Southern Co. (The), Series 21-A, 3.75%, (US 5 Year CMT T- Note + 2.92%), 09/15/51(2)	248,000	241,134
Vistra Corp., 8.00%, (US 5 Year CMT T- Note + 6.93%), perpetual(1)(2)(4)	51,000	52,336
Vistra Operations Co. LLC, 6.88%, 04/15/32(1)	120,000	123,567
Vistra Operations Co. LLC, 5.70%, 12/30/34(1)	425,000	419,917
Total Utilities		4,953,126
Total Corporate Bonds
(Cost $67,103,239)		67,585,026

FOREIGN BONDS – 23.3%

Communication Services – 0.2%
Altice Financing SA, 5.00%, 01/15/28 (Luxembourg)(1)	465,000	376,541
Altice France SA/France, 5.13%, 07/15/29 (France)(1)	200,000	159,364
Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	35,000	15,731
Total Communication Services		551,636

Consumer Discretionary – 0.9%
Ashtead Capital, Inc., 5.50%, 08/11/32 (United Kingdom)(1)	235,000	233,180
Security Description	Principal	Value

FOREIGN BONDS (continued)

Consumer Discretionary (continued)
Ashtead Capital, Inc., 5.80%, 04/15/34 (United Kingdom)(1)	$540,000	$542,389
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29 (United Kingdom)(1)	365,000	362,605
Great Canadian Gaming Corp., 8.75%, 11/15/29 (Canada)(1)	90,000	93,480
Melco Resorts Finance Ltd., 5.38%, 12/04/29 (Hong Kong)(1)	441,000	406,770
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/31 (United Kingdom)(1)	550,000	533,935
Total Consumer Discretionary		2,172,359

Consumer Staples – 0.0%(11)
Sigma Holdco BV, 7.88%, 05/15/26 (Netherlands)(1)	8,000	7,987

Energy – 3.0%
Adnoc Murban Rsc Ltd., 4.50%, 09/11/34 (United Arab Emirates)(1)	455,000	429,406
AKER BP ASA, 5.13%, 10/01/34 (Norway)(1)	435,000	409,021
AKER BP ASA, 5.80%, 10/01/54 (Norway)(1)	155,000	140,513
BP Capital Markets PLC, 4.88%, (US 5 Year CMT T- Note + 4.40%), perpetual(2)(4)	495,000	478,257
Coronado Finance Pty Ltd., 9.25%, 10/01/29 (Australia)(1)	480,000	491,682
Ecopetrol SA, 4.63%, 11/02/31 (Colombia)	128,000	107,046
Greensaif Pipelines Bidco Sarl, 6.13%, 02/23/38 (Saudi Arabia)(1)	70,000	70,963
KazMunayGas National Co. JSC, 6.38%, 10/24/48 (Kazakhstan)(1)	101,000	93,380
NewCo Holding USD 20 Sarl, 9.38%, 11/07/29 (Brazil)(1)	88,000	89,650
Pertamina Persero PT, 2.30%, 02/09/31 (Indonesia)(1)	592,000	501,350
Pertamina Persero PT, 6.45%, 05/30/44 (Indonesia)(1)	350,000	360,390
Petroleos Mexicanos, 6.50%, 03/13/27 (Mexico)	475,000	459,515
Petroleos Mexicanos, 8.75%, 06/02/29 (Mexico)	80,000	79,396

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2025 (unaudited)

Security Description	Principal	Value

FOREIGN BONDS (continued)

Energy (continued)
Petroleos Mexicanos, 5.95%, 01/28/31 (Mexico)	$167,000	$140,255
Petroleos Mexicanos, 6.70%, 02/16/32 (Mexico)	1,049,000	912,053
Petronas Capital Ltd., 3.50%, 04/21/30 (Malaysia)(1)	427,000	396,704
Qatarenergy, 2.25%, 07/12/31 (Qatar)(1)	752,000	636,087
Saudi Arabian Oil Co., 5.25%, 07/17/34 (Saudi Arabia)(1)	627,000	621,514
South Bow Canadian Infrastructure Holdings Ltd., 7.50%, (US 5 Year CMT T- Note + 3.67%), 03/01/55 (Canada)(1)(2)	505,000	520,594
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/34 (Canada)(1)	140,000	136,221
Teine Energy Ltd., 6.88%, 04/15/29 (Canada)(1)	110,000	106,685
Transcanada Trust, 5.60%, (US 5 Year CMT T- Note + 3.99%), 03/07/82 (Canada)(2)	280,000	266,361
Total Energy		7,447,043

Financials – 2.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/26 (Ireland)	175,000	168,096
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/32 (Ireland)	120,000	105,308
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.95%, 09/10/34 (Ireland)	400,000	382,034
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.95%, (US 5 Year CMT T- Note + 2.72%), 03/10/55 (Ireland)(2)	150,000	153,838
Allianz SE, 6.35%, (US 5 Year CMT T- Note + 3.23%), 09/06/53 (Germany)(1)(2)	205,000	213,718
Allianz SE, 5.60%, (US 5 Year CMT T- Note + 2.77%), 09/03/54 (Germany)(1)(2)	180,000	178,697
Ascot Group Ltd., 4.25%, 12/15/30 (Bermuda)(1)	195,000	169,433
Banco de Credito del Peru S.A., 3.13%, (US 5 Year CMT T- Note + 3.00%), 07/01/30 (Peru)(2)	36,000	35,496
Security Description	Principal	Value

FOREIGN BONDS (continued)

Financials (continued)
Banco de Credito del Peru S.A., 3.13%, (US 5 Year CMT T- Note + 3.00%), 07/01/30 (Peru)(1)(2)	$380,000	$374,680
Banco de Credito E Inversiones SA, 8.75%, (US 5 Year CMT T- Note + 4.94%), perpetual (Chile)(1)(2)(4)	213,000	223,703
Banco Mercantil del Norte SA, 6.63%, (US 10 Year CMT T- Note + 5.03%), perpetual (Mexico)(1)(2)(4)	285,000	256,429
Barclays, 7.44%, (US 1 Year CMT T- Note + 3.50%), 11/02/33 (United Kingdom)(2)	465,000	514,754
BBVA Bancomer SA, 5.13%, (US 5 Year CMT T- Note + 2.65%), 01/18/33 (Mexico)(1)(2)	248,000	231,880
Bpce SA, 7.00%, (SOFR + 2.59%), 10/19/34 (France)(1)(2)	315,000	338,013
BPCE SA, 6.92%, (SOFR + 2.61%), 01/14/46 (France)(1)(2)	70,000	72,486
Brookfield Finance, Inc., 6.35%, 01/05/34 (Canada)	185,000	195,659
Deutsche Bank AG/New York NY, 5.40%, (SOFR + 2.05%), 09/11/35 (Germany)(2)	375,000	360,240
Export-Import Bank of Korea, 5.13%, 01/11/33 (South Korea)	382,000	384,143
Gaci First Investment Co., 4.88%, 02/14/35 (Saudi Arabia)	400,000	378,500
Natwest Group PLC, 6.48%, (US 5 Year CMT T- Note + 2.20%), 06/01/34 (United Kingdom)(2)	435,000	448,302
Nippon Life Insurance Co., 6.25%, (US 5 Year CMT T- Note + 2.95%), 09/13/53 (Japan)(1)(2)	200,000	205,718
Societe Generale SA, 6.07%, (US 1 Year CMT T- Note + 2.10%), 01/19/35 (France)(1)(2)	380,000	380,396
Toronto-Dominion Bank (The), 8.13%, (US 5 Year CMT T- Note + 4.08%), 10/31/82 (Canada)(2)	335,000	350,867
UBS Group AG, 9.25%, (US 5 Year CMT T- Note + 4.76%), perpetual (Switzerland)(1)(2)(4)	60,000	69,451
UBS Group AG, 4.99%, (US 1 Year CMT T- Note + 2.40%), 08/05/33 (Switzerland)(1)(2)	230,000	224,560
Total Financials		6,416,401

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2025 (unaudited)

Security Description		Principal	Value

FOREIGN BONDS (continued)

Government – 12.8%
Abu Dhabi Government International Bond, 5.00%, 04/30/34 (United Arab Emirates)(1)		$115,000	$115,432
Abu Dhabi Government International Bond, 3.88%, 04/16/50 (United Arab Emirates)(1)		336,000	256,412
Angolan Government International Bond, 8.75%, 04/14/32 (Angola)(1)		277,000	247,051
Argentine Republic Government International Bond, 0.75%, 07/09/30 (Argentina)(7)		1,289,200	967,609
Argentine Republic Government International Bond, 5.00%, 01/09/38 (Argentina)(7)		281,000	202,924
Bahrain Government International Bond, 5.63%, 05/18/34 (Bahrain)(1)		273,000	251,655
Benin Government International Bond, 7.96%, 02/13/38 (Benin)(1)		200,000	190,000
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/31 (Brazil)		2,400,000	336,642
Brazilian Government International Bond, 3.88%, 06/12/30 (Brazil)		96,000	86,174
Brazilian Government International Bond, 6.25%, 03/18/31 (Brazil)		85,000	84,898
Brazilian Government International Bond, 6.00%, 10/20/33 (Brazil)		436,000	418,124
Brazilian Government International Bond, 7.13%, 05/13/54 (Brazil)		336,000	316,966
Chile Government International Bond, 5.65%, 01/13/37 (Chile)		387,000	387,493
Chile Government International Bond, 5.33%, 01/05/54 (Chile)		450,000	414,846
Colombia Government International Bond, 8.00%, 11/14/35 (Colombia)		1,104,000	1,116,536
Costa Rica Government International Bond, 6.55%, 04/03/34 (Costa Rica)(1)		96,000	98,496
Costa Rica Government International Bond, 7.30%, 11/13/54 (Costa Rica)(1)		45,000	47,317
Czech Republic Government Bond, Series 138, 1.75%, 06/23/32 (Czech Republic)	CZK	10,300,000	368,938
Dominican Republic International Bond, 5.50%, 02/22/29 (Dominican Republic)(1)		182,000	178,542
Security Description	Principal	Value

FOREIGN BONDS (continued)

Government (continued)
Dominican Republic International Bond, 4.88%, 09/23/32 (Dominican Republic)(1)	$411,000	$371,338
Ecuador Government International Bond, 6.90%, 07/31/30 (Ecuador)(7)	802,045	622,467
Egypt Government International Bond, 8.63%, 02/04/30 (Egypt)(1)	490,000	488,775
Egypt Government International Bond, 5.88%, 02/16/31 (Egypt)(1)	393,000	336,025
Egypt Government International Bond, 8.50%, 01/31/47 (Egypt)(1)	288,000	231,555
El Salvador Government International Bond, 8.63%, 02/28/29 (El Salvador)(1)	164,000	171,605
Ethiopia International Bond, 6.63%, 12/11/24 (Ethiopia)(1)(8)	195,000	161,119
Finance Department Government of Sharjah, 4.00%, 07/28/50 (United Arab Emirates)(1)	879,000	566,357
Gabon Government International Bond, 6.95%, 06/16/25 (Gabon)(1)	40,000	39,466
Gabon Government International Bond, 6.63%, 02/06/31 (Gabon)(1)	45,000	35,662
Gautemala Government International Bond, 4.88%, 02/13/28 (Guatemala)	155,000	150,495
Ghana Government International Bond, 5.28%, 07/03/26 (Ghana)(9)	4,800	4,497
Ghana Government International Bond, 5.00%, 07/03/29 (Ghana)(1)(7)	145,000	129,811
Ghana Government International Bond, 5.00%, 07/03/29 (Ghana)(7)	48,400	43,330
Ghana Government International Bond, 5.12%, 01/03/30 (Ghana)(9)	10,072	7,867
Ghana Government International Bond, 5.00%, 07/03/35 (Ghana)(7)	69,600	50,939
Guatemala Government Bond, 6.60%, 06/13/36 (Guatemala)(1)	309,000	306,296
Guatemala Government Bond, 6.55%, 02/06/37 (Guatemala)(1)	179,000	176,494
Honduras Government International Bond, 5.63%, 06/24/30	190,000	167,082

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2025 (unaudited)

Security Description		Principal	Value

FOREIGN BONDS (continued)

Government (continued)
Honduras Government International Bond, 8.63%, 11/27/34 (Honduras)(1)		$150,000	$145,277
Hungary Government International Bond, 6.25%, 09/22/32 (Hungary)(1)		369,000	379,013
Hungary Government International Bond, 5.50%, 03/26/36 (Hungary)(1)		200,000	190,616
Indonesia Government International Bond, 2.85%, 02/14/30 (Indonesia)		430,000	389,279
Indonesia Government International Bond, 4.75%, 09/10/34 (Indonesia)		1,046,000	997,622
Indonesia Government International Bond, 5.10%, 02/10/54 (Indonesia)		60,000	55,133
Iraq Government International Bond, 5.80%, 01/15/28 (Iraq)		300,375	296,808
Ivory Coast Government International Bond, 6.13%, 06/15/33 (Ivory Coast)(1)		444,000	398,768
Jordan Government International Bond, 7.50%, 01/13/29 (Jordan)(1)		50,000	50,074
Jordan Government International Bond, 5.85%, 07/07/30 (Jordan)(1)		77,000	71,257
Lebanon Government International Bond, Series 15YR, 7.00%, 03/23/32 (Lebanon)(8)		259,000	41,829
Malaysia Government Bond, Series 0220, 2.63%, 04/15/31 (Malaysia)	MYR	1,800,000	379,181
Mexican Bonos, Series M, 7.75%, 11/13/42 (Mexico)	MXN	11,000,000	413,389
Mexico Government International Bond, 6.00%, 05/13/30 (Mexico)		111,000	111,776
Mexico Government International Bond, 3.50%, 02/12/34 (Mexico)		320,000	256,000
Mexico Government International Bond, 6.35%, 02/09/35 (Mexico)		911,000	896,424
Mexico Government International Bond, 6.00%, 05/07/36 (Mexico)		285,000	269,691
Mexico Government International Bond, 6.88%, 05/13/37 (Mexico)		1,333,000	1,342,331
Security Description	Principal	Value

FOREIGN BONDS (continued)

Government (continued)
Mexico Government International Bond, 6.34%, 05/04/53 (Mexico)	$436,000	$389,130
Morocco Government International Bond, 3.00%, 12/15/32 (Morocco)(1)	202,000	166,460
Nigeria Government International Bond, 7.14%, 02/23/30 (Nigeria)(1)	212,000	195,704
Nigeria Government International Bond, 7.38%, 09/28/33 (Nigeria)(1)	360,000	313,303
Oman Government International Bond, 6.75%, 01/17/48 (Oman)(1)	317,000	324,266
Pakistan Government International Bond, 7.38%, 04/08/31 (Pakistan)(1)	71,000	61,584
Panama Government International Bond, 3.88%, 03/17/28 (Panama)	70,000	65,675
Panama Government International Bond, 7.50%, 03/01/31 (Panama)	710,000	727,395
Panama Government International Bond, 8.00%, 03/01/38 (Panama)	588,000	599,907
Paraguay Government International Bond, 6.00%, 02/09/36 (Paraguay)(1)	121,000	120,077
Peruvian Government International Bond, 3.00%, 01/15/34 (Peru)	440,000	357,324
Peruvian Government International Bond, 5.38%, 02/08/35 (Peru)	485,000	469,407
Peruvian Government International Bond, 5.88%, 08/08/54 (Peru)	120,000	115,158
Philippine Government International Bond, 5.50%, 02/04/35 (Philippines)	192,000	192,720
Philippine Government International Bond, 4.75%, 03/05/35 (Philippines)	529,000	500,996
Philippine Government International Bond, 3.70%, 03/01/41 (Philippines)	475,000	378,178
Qatar Government International Bond, 3.75%, 04/16/30 (Qatar)(1)	383,000	366,004
Republic of Armenia International Bond, 3.60%, 02/02/31 (ARM)(1)	100,000	83,107
Republic of Kenya Government International Bond, 9.75%, 02/16/31 (Kenya)(1)	69,000	68,612

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2025 (unaudited)

Security Description		Principal	Value

FOREIGN BONDS (continued)

Government (continued)
Republic of Poland Government International Bond, 4.88%, 10/04/33 (Poland)		$292,000	$282,595
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/48 (South Africa)	ZAR	8,300,000	354,024
Republic of South Africa Government International Bond, 5.88%, 06/22/30 (South Africa)		297,000	286,234
Republic of South Africa Government International Bond, 7.10%, 11/19/36 (South Africa)(1)		209,000	204,088
Republic of South Africa Government International Bond, 5.65%, 09/27/47 (South Africa)		261,000	195,424
Republic of Uzbekistan International Bond, 3.70%, 11/25/30 (Uzbekistan)(1)		175,000	147,417
Republic of Uzbekistan International Bond, 6.90%, 02/28/32 (Uzbekistan)(1)		169,000	166,676
Romanian Government International Bond, 7.13%, 01/17/33 (Romania)(1)		200,000	202,618
Romanian Government International Bond, 6.38%, 01/30/34 (Romania)(1)		178,000	170,097
Romanian Government International Bond, 5.75%, 03/24/35 (Romania)(1)		251,000	225,586
Saudi Government International Bond, 4.88%, 07/18/33 (Saudi Arabia)(1)		755,000	732,350
Saudi Government International Bond, 5.63%, 01/13/35 (Saudi Arabia)(1)		1,561,000	1,577,000
Saudi Government International Bond, 4.50%, 10/26/46 (Saudi Arabia)(1)		890,000	730,912
Serbia International Bond, 6.50%, 09/26/33 (Serbia)(1)		226,000	234,122
Sri Lanka Government International Bond, 3.60%, 02/19/25 (Sri Lanka)(5)		1,206	1,206
Sri Lanka Government International Bond, 4.00%, 04/15/28 (Sri Lanka)(1)		36,687	34,321
Security Description	Principal	Value

FOREIGN BONDS (continued)

Government (continued)
Sri Lanka Government International Bond, 3.10%, 01/15/30 (Sri Lanka)(1)(7)	$58,040	$50,749
Sri Lanka Government International Bond, 3.35%, 03/15/33 (Sri Lanka)(1)(7)	58,925	46,830
Sri Lanka Government International Bond, 3.60%, 06/15/35 (Sri Lanka)(1)(7)	39,787	28,114
Sri Lanka Government International Bond, 3.60%, 02/15/38 (Sri Lanka)(1)(7)	55,250	45,423
Trinidad & Tobago Government International Bond, 5.95%, 01/14/31 (Trinidad & Tobago)(1)	95,000	92,815
Trinidad & Tobago Government International Bond, 6.40%, 06/26/34 (Trinidad and Tobago)	296,000	291,520
Trinidad & Tobago Government International Bond, 6.40%, 06/26/34 (Trinidad & Tobago)(1)	45,000	44,319
Turkey Government International Bond, 9.38%, 03/14/29 (Turkey)	150,000	165,937
Turkey Government International Bond, Series 10Y, 7.63%, 04/26/29 (Turkey)	150,000	156,141
Turkey Government International Bond, 9.13%, 07/13/30 (Turkey)	489,000	544,318
Turkiye Government International Bond, Series 10Y, 7.63%, 05/15/34 (Turkey)	896,000	921,480
Turkiye Government International Bond, Series 31Y, 6.63%, 02/17/45 (Turkey)	214,000	185,846
Ukraine Government International Bond, 1.75%, 02/01/29 (Ukraine)(7)	14,422	10,182
Ukraine Government International Bond, 1.75%, 02/01/29 (Ukraine)(1)(7)	14,422	10,182
Ukraine Government International Bond, 16.34%, 02/01/30 (Ukraine)(7)	2,626	1,488
Ukraine Government International Bond, 16.34%, 02/01/30 (Ukraine)(1)(7)	2,626	1,488
Ukraine Government International Bond, 1.75%, 02/01/34 (Ukraine)(7)	14,422	8,181

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2025 (unaudited)

Security Description	Principal	Value

FOREIGN BONDS (continued)

Government (continued)
Ukraine Government International Bond, 12.84%, 02/01/34 (Ukraine)(7)	$9,813	$4,271
Ukraine Government International Bond, 1.75%, 02/01/34 (Ukraine)(1)(7)	14,422	8,181
Ukraine Government International Bond, 8.84%, 02/01/35 (Ukraine)(7)	8,292	5,156
Ukraine Government International Bond, 1.75%, 02/01/35 (Ukraine)(1)(7)	119,825	66,892
Ukraine Government International Bond, 1.75%, 02/01/35 (Ukraine)(7)	105,000	65,284
Ukraine Government International Bond, 1.75%, 02/01/35 (Ukraine)(7)	16,825	9,393
Ukraine Government International Bond, 1.75%, 02/01/36 (Ukraine)(1)(7)	11,403	6,292
Ukraine Government International Bond, 8.21%, 02/01/36 (Ukraine)(7)	6,910	4,287
Ukraine Government International Bond, 8.21%, 02/01/36 (Ukraine)(1)(7)	6,910	4,287
Ukraine Government International Bond, 1.75%, 02/01/36 (Ukraine)(7)	2,403	1,326
Ukraine Government International Bond, 1.75%, 08/01/41 (Ukraine)(1)(2)	296,000	248,640
Uruguay Government International Bond, 4.98%, 04/20/55 (Uruguay)	207,000	181,404
Venezuela Government International Bond, 9.38%, 01/13/34 (Venezuela)(8)	702,000	136,995
Zambia Government International Bond, 5.75%, 06/30/33 (Zambia)(1)(7)	144,693	128,958
Zambia Government International Bond, 0.50%, 12/31/53 (Zambia)(1)	119,000	72,702
Total Government		31,420,461

Health Care – 0.7%
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28 (Germany)(1)	455,000	403,361
Security Description	Principal	Value

FOREIGN BONDS (continued)

Health Care (continued)
Grifols SA, 4.75%, 10/15/28 (Spain)(1)	$115,000	$106,519
ICON Investments Six Designated Activity Company, 6.00%, 05/08/34	545,000	552,057
Smith & Nephew PLC, 5.40%, 03/20/34 (United Kingdom)	595,000	593,555
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	80,000	77,583
Total Health Care		1,733,075

Industrials – 1.3%
Adani Ports & Special Economic Zone Ltd., 4.38%, 07/03/29 (India)(1)	460,000	407,965
Avolon Holdings Funding Ltd., 4.38%, 05/01/26 (Ireland)(1)	282,000	279,679
Avolon Holdings Funding Ltd., 5.75%, 11/15/29 (Ireland)(1)	355,000	359,010
British Airways Pass-Through Trust, Class A, Series 2021-1, 2.90%, 03/15/35 (United Kingdom)(1)	293,452	261,595
Cimpress PLC, 7.38%, 09/15/32 (Ireland)(1)	590,000	586,665
DAE Funding LLC, 3.38%, 03/20/28 (United Arab Emirates)(1)	331,000	311,450
DP World PLC, 6.85%, 07/02/37 (United Arab Emirates)(1)	92,000	99,418
Garda World Security Corp., 8.38%, 11/15/32 (Canada)(1)	245,000	253,160
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.50%, 06/01/28 (Switzerland)(1)	490,000	504,563
Wrangler Holdco Corp., 6.63%, 04/01/32 (Canada)(1)	105,000	107,445
Total Industrials		3,170,950

Information Technology – 0.2%
Ion Trading Technologies Sarl, 9.50%, 05/30/29 (Luxembourg)(1)	375,000	392,011

Materials – 1.2%
Corp. Nacional del Cobre de Chile, 5.95%, 01/08/34 (Chile)(1)	446,000	444,467
Corp. Nacional del Cobre de Chile, 6.44%, 01/26/36 (Chile)	405,000	411,885
FMG Resources August 2006 Pty Ltd., 5.88%, 04/15/30 (Australia)(1)	100,000	98,943

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2025 (unaudited)

Security Description	Principal	Value

FOREIGN BONDS (continued)

Materials (continued)
Glencore Funding LLC, 5.63%, 04/04/34 (Australia)(1)	$470,000	$470,696
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29 (United Kingdom)(1)	250,000	262,336
NOVA Chemicals Corp., 5.00%, 05/01/25 (Canada)(1)	48,000	47,766
OCP SA, 6.88%, 04/25/44 (Morocco)(1)	194,000	187,937
Samarco Mineracao SA, 9.00%, 06/30/31, (Brazil)(1)(3)	93,048	90,312
Smurfit Kappa Treasury Ulc, 5.44%, 04/03/34 (Ireland)(1)	425,000	424,785
Taseko Mines Ltd., 8.25%, 05/01/30 (Canada)(1)	150,000	153,739
Trivium Packaging Finance BV, 8.50%, 08/15/27 (Netherlands)(1)	308,000	308,417
Total Materials		2,901,283
Utilities – 0.4%
Electricite de France SA, 6.25%, 05/23/33 (France)(1)	200,000	209,485
Electricite de France SA, 6.90%, 05/23/53 (France)(1)	235,000	251,155
ENEL Finance International NV, 7.50%, 10/14/32 (Italy)(1)	200,000	222,895
ENEL Finance International NV, 5.50%, 06/26/34 (Italy)(1)	110,000	108,705
Perusahaan Listrik Negara PT, 4.13%, 05/15/27 (Indonesia)(1)	150,000	147,018
Total Utilities		939,258
Total Foreign Bonds
(Cost $57,130,850)		57,152,464
TERM LOANS – 14.4%
Aerospace – 0.2%
Brown Group Holding, LLC, 6.79%, (3-Month SOFR + 2.50%), 07/01/31(2)	49,998	50,205
Brown Group Holding, LLC, 6.81%, (1-Month SOFR + 2.50%), 07/01/31(2)	31,015	31,144
Brown Group Holding, LLC, 7.01%, (3-Month SOFR + 2.50%), 07/01/31(2)	23,725	23,824
Peraton Corp., 8.16%, (1-Month SOFR + 3.85%), 02/01/28(2)	216,094	202,764
TransDigm, Inc, 6.83%, (3-Month SOFR + 2.50%), 01/19/32(2)	179,550	180,559
Total Aerospace		488,496
Chemicals – 0.3%
INEOS US Finance LLC, 7.56%, (1-Month SOFR + 3.25%), 02/18/30(2)	114,713	114,857
Innophos Holdings, Inc., 8.68%, (1-Month SOFR + 4.36%), 02/05/27(2)	168,376	169,202
Security Description	Principal	Value

TERM LOANS (continued)

Chemicals (continued)
LSF11 A5 Holdco LLC, 7.93%, (1-Month SOFR + 3.61%), 10/15/28(2)	$56,159	$56,480
Lummus Technology Holdings V LLC, 0.00%, (SOFR + 0.00%), 12/31/29(10)	220,000	221,616
Lummus Technology Holdings V LLC, 7.31%, (1-Month SOFR + 3.00%), 12/31/29(2)	79,576	80,160
Nouryon Finance BV, 7.66%, (3-Month SOFR + 3.25%), 04/03/28(2)	53,740	54,269
Total Chemicals		696,584
Communication Services – 0.2%
Cincinnati Bell, Inc., 7.06%, (1-Month SOFR + 2.75%), 11/22/28(2)	283,352	284,566
CMG Media Corp., 7.93%, (3-Month SOFR + 3.60%), 06/18/29(2)	206,233	191,178
Total Communication Services		475,744
Consumer Durables – 0.4%
Gloves Buyer, Inc., 0.00%, (SOFR + 0.00%), 01/17/32(10)	155,000	154,968
Madison IAQ LLC, 0.00%, (SOFR + 0.00%), 06/21/28(10)	380,000	381,188
Madison Safety & Flow, 7.56%, (1-Month SOFR + 3.25%), 09/26/31(2)	144,638	145,926
Plastipak Holdings, 0.00%, (SOFR + 0.00%), 10/19/29(10)	45,000	45,155
Plastipak Holdings, 7.56%, (1-Month SOFR + 3.25%), 10/19/29(2)	134,663	135,128
Protective Industrial Products, Inc., 8.43%, (1-Month SOFR + 4.11%), 12/29/27(2)	218,376	218,267
Total Consumer Durables		1,080,632
Consumer Non-Durables – 0.5%
Aggreko (Albion), 8.80%, (3-Month SOFR + 4.51%), 08/16/29(2)	74,625	75,313
AI Aqua Merger Sub, Inc., 7.34%, (1-Month SOFR + 3.00%), 07/31/28(2)	404,148	405,656
Brightview Landscapes LLC, 6.29%, (3-Month SOFR + 2.00%), 04/20/29(2)	73,877	74,139
DS Parent, Inc., 9.83%, (3-Month SOFR + 5.50%), 12/13/30(2)	259,199	245,052
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 8.29%, (3-Month SOFR + 4.00%), 07/08/31(2)	248,169	235,025
Varsity Brands LLC, 8.27%, (3-Month SOFR + 3.75%), 08/26/31(2)	115,000	115,371
Total Consumer Non-Durables		1,150,556
Consumer, Cyclical – 0.3%
Clarios Global LP, 0.00%, (SOFR + 0.00%), 01/14/32(10)	330,000	331,101

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2025 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Consumer, Cyclical (continued)
Endeavor Operating Co. LLC, 0.00%, (SOFR + 0.00%), 01/28/32(10)	$285,000	$285,712
Total Consumer, Cyclical		616,813
Consumer, Non-cyclical – 0.1%
Catawba Nation Gaming Authority, 0.00%, (SOFR + 0.00%), 12/16/31(10)	160,000	161,400

Energy – 0.7%
AL GCX Fund VIII Holdings LLC, 0.00%, (SOFR + 0.00%), 01/27/32(10)	470,000	470,442
CVR CHC LP, 0.00%, (SOFR + 0.00%), 12/30/27(10)	255,000	256,355
CVR CHC LP, 8.35%, (3-Month SOFR + 4.00%), 12/30/27(2)	210,000	211,116
EPIC Crude Services LP, 7.30%, (3-Month SOFR + 3.00%), 10/10/31(2)	170,000	171,700
Freeport LNG Investments LLLP, 0.00%, (SOFR + 0.00%), 12/21/28(10)	99,309	99,702
Freeport LNG Investments LLLP, 7.54%, (3-Month SOFR + 3.25%), 12/21/28(2)	166,877	167,538
Hamilton Projects Acquiror LLC, 8.06%, (1-Month SOFR + 3.75%), 05/22/31(2)	34,265	34,593
NGP XI Midstream Holdings LLC, 7.83%, (3-Month SOFR + 3.50%), 07/25/31(2)	75,000	75,844
Oryx Midstream Services Permian Basin LLC, 6.55%, (1-Month SOFR + 2.25%), 10/05/28(2)	192,930	193,970
Traverse Midstream Partners LLC, 7.29%, (1-Month SOFR + 3.00%), 02/16/28(2)	99,845	100,594
Total Energy		1,781,854
Financials – 1.0%
Acrisure LLC, 7.06%, (1-Month SOFR + 2.75%), 02/15/27(2)	38,098	38,285
Acrisure LLC, 7.31%, (1-Month SOFR + 3.00%), 11/06/30(2)	294,175	295,267
AmWINS Group, Inc., 0.00%, (SOFR + 0.00%), 01/23/32(10)	435,000	436,414
Ardonagh Group Finco Pty Ltd., 0.00%, (SOFR + 0.00%), 02/18/31(10)	585,000	585,488
AssuredPartners, Inc., 7.81%, (1-Month SOFR + 3.50%), 02/14/31(2)	69,824	69,960
Asurion LLC, 7.68%, (1-Month SOFR + 3.36%), 07/31/27(2)	23,977	23,983
BroadStreet Partners, Inc., 7.31%, (1-Month SOFR + 3.00%), 06/13/31(2)	284,286	286,030
Dechra Finance US LLC, 0.00%, (SOFR + 0.00%), 12/03/31(10)	335,000	337,357
Innomotics (Dynamo), 8.26%, (6-Month SOFR + 4.00%), 10/01/31(2)	69,825	70,720
Lannett Co., Inc., 2.00%, (3-Month SOFR + 2.00%), 06/16/30(2)(5)	1,714	504
Security Description	Principal	Value

TERM LOANS (continued)

Financials (continued)
PEX Holdings LLC, 7.08%, (3-Month SOFR + 2.75%), 11/19/31(2)	$75,000	$75,328
PEX Holdings LLC, 0.00%, (SOFR + 0.00%), 11/20/31(10)	335,000	336,466
Total Financials		2,555,802
Food And Drug – 0.0%(11)
Chobani, Inc., 6.80%, (1-Month SOFR + 2.50%), 10/25/27(2)	29,700	29,931

Food/Tobacco – 0.3%
Asprie Bakeries, 8.56%, (1-Month SOFR + 4.25%), 12/13/30(2)	204,485	208,063
Del Monte Foods, Inc, 8.76%, (3-Month SOFR + 4.40%), 08/02/28(2)	4,412	2,709
Del Monte Foods, Inc, 8.87%, (6-Month SOFR + 4.40%), 08/02/28(2)	27,184	16,691
Del Monte Foods, Inc, 9.26%, (3-Month SOFR + 4.90%), 08/02/28(2)	71,929	16,544
Del Monte Foods, Inc, 12.62%, (3-Month SOFR + 8.15%), 08/02/28(2)	36,410	36,428
Ion Trading Finance Limited, 8.76%, (SOFR + 4.41%), 01/03/28(2)	253,807	254,998
Pegasus Bidco BV, 7.77%, (3-Month SOFR + 3.25%), 07/12/29(2)	83,457	84,396
Tropicana (Naked Juice LLC), 7.43%, (3-Month SOFR + 3.10%), 01/24/29(2)	122,796	90,132
Total Food/Tobacco		709,961
Forest Prod/Containers – 0.5%
Clydesdale Acquisition Holdings Inc, 0.00%, (SOFR + 0.00%), 04/13/29(10)	195,000	195,731
Clydesdale Acquisition Holdings Inc, 7.49%, (1-Month SOFR + 3.18%), 04/13/29(2)	90,000	90,337
Kloeckner Pentaplast of America, Inc., 9.72%, (6-Month SOFR + 4.98%), 02/12/26(2)	290,514	259,024
Mauser Packaging Solutions Holding Co., 7.34%, (1-Month SOFR + 3.00%), 04/15/27(2)	303,601	305,689
TricorBraun Holdings, Inc., 7.68%, (1-Month SOFR + 3.25%), 03/03/28(2)	326,251	327,228
Total Forest Prod/Containers		1,178,009
Gaming/Leisure – 0.7%
Entain, 7.08%, (3-Month SOFR + 2.75%), 10/31/29(2)	94,525	95,107
Fertitta Entertainment LLC/NV, 7.81%, (1-Month SOFR + 3.50%), 01/27/29(2)	498,718	501,862
Great Canadian Gaming, 9.09%, (3-Month SOFR + 4.75%), 11/01/29(2)	73,423	73,722
J&J Ventures Gaming LLC, 0.00%, (SOFR + 0.00%), 04/26/30(10)	130,000	130,000
J&J Ventures Gaming LLC, 7.80%, (1-Month SOFR + 3.50%), 04/26/30(2)	189,301	189,301

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2025 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Gaming/Leisure (continued)
Merlin Buyer, Inc, 7.83%, (3-Month SOFR + 3.50%), 11/12/29(2)	$154,039	$152,334
One Toronto Gaming, 8.58%, (3-Month SOFR + 4.25%), 08/01/30(2)	113,850	114,450
Scientific Games Holdings LP, 7.30%, (3-Month SOFR + 3.00%), 04/04/29(2)	343,184	344,756
SeaWorld Parks & Entertainment, Inc., 6.31%, (1-Month SOFR + 2.00%), 12/04/31(2)	159,600	159,849
Total Gaming/Leisure		1,761,381
Health Care – 1.3%
Agiliti Health, Inc., 7.26%, (SOFR + 0.00%), 05/01/30(10)	130,000	128,240
Agiliti Health, Inc., 7.26%, 05/01/30	169,928	167,627
Agiliti Health, Inc., 7.31%, (3-Month SOFR + 3.00%), 05/01/30(2)	88,638	87,438
AthenaHealth Group, Inc., 0.00%, (SOFR + 0.00%), 02/14/29(10)	315,000	315,770
Bausch & Lomb Corporation, 8.33%, (3-Month SOFR + 4.00%), 09/29/28(2)	44,438	44,896
CHG Healthcare Services, Inc., 7.40%, (3-Month SOFR + 3.00%), 09/29/28(2)	57,647	58,122
Endo Finance Holdings, Inc., 8.31%, (1-Month SOFR + 4.00%), 04/23/31(2)	29,925	30,195
Ensemble RCM LLC, 7.29%, (3-Month SOFR + 3.00%), 08/01/29(2)	99,499	100,452
Global Medical Response, Inc, 9.79%, (3-Month SOFR + 5.50%), 10/31/28(2)	154,846	155,598
Grifols SA, 0.00%, (SOFR + 0.00%), 11/15/27(10)	245,000	243,944
Grifols SA, 6.46%, (1-Month SOFR + 2.15%), 11/15/27(2)	255,000	253,901
Hunter US Bidco, Inc., 8.68%, (3-Month SOFR + 4.35%), 08/19/28(2)	55,797	54,751
LifePoint Health, Inc, 8.05%, (3-Month SOFR + 3.75%), 05/16/31(2)	239,784	239,334
LifePoint Health, Inc., 7.96%, (3-Month SOFR + 3.50%), 05/19/31(2)	24,938	24,852
Medline Borrower LP, 6.56%, (1-Month SOFR + 2.25%), 10/23/28(2)	145,146	145,996
Milano Acquisition Corp., 8.43%, (3-Month SOFR + 4.10%), 10/01/27(2)	267,707	255,593
ModivCare, Inc, 9.08%, (3-Month SOFR + 4.75%), 07/01/31(2)	59,700	49,825
One Call Corp., 10.06%, (3-Month SOFR + 5.76%), 04/22/27(2)	228,814	219,376
PointClickCare Technologies, Inc, 7.58%, (3-Month SOFR + 3.25%), 10/10/31(2)	70,000	70,591
Radiology Partners, Inc., 8.28%, (3-Month SOFR + 3.76%), 01/31/29(2)	230,151	228,208
Star Parent, Inc., 8.33%, (3-Month SOFR + 4.00%), 09/27/30(2)	179,149	177,121
Security Description	Principal	Value

TERM LOANS (continued)

Health Care (continued)
Upstream Newco, Inc., 8.80%, (3-Month SOFR + 4.51%), 11/20/26(2)	$21,712	$18,533
VetStrategy Canada Holdings, Inc., 0.00%, (SOFR + 0.00%), 12/06/28(10)	105,000	105,689
Total Health Care		3,176,052
Housing – 0.2%
Chariot Buyer LLC, 7.66%, (1-Month SOFR + 3.35%), 11/03/28(2)	134,536	135,378
Cornerstone Building Brands, Inc, 7.66%, (1-Month SOFR + 3.25%), 04/12/28(2)	104,188	99,516
Cornerstone Building Brands, Inc, 8.81%, (1-Month SOFR + 4.50%), 05/15/31(2)	79,800	77,531
Hunter Douglas, Inc., 7.55%, (2-Month SOFR + 3.25%), 01/14/32(2)	85,574	86,145
LBM Acquisition LLC, 8.15%, (1-Month SOFR + 3.85%), 05/30/31(2)	179,100	177,102
Total Housing		575,672
Industrials – 0.1%
Goat Holdco LLC, 0.00%, (SOFR + 0.00%), 12/10/31(10)	345,000	346,164

Information Technology – 1.9%
Applied Systems, 7.33%, (3-Month SOFR + 3.00%), 02/24/31(2)	177,757	179,691
Applied Systems, 9.58%, (3-Month SOFR + 5.25%), 02/23/32(2)	10,000	10,242
Boost Newco Borrower LLC, 6.83%, (3-Month SOFR + 2.50%), 01/31/31(2)	34,913	35,104
Boxer Parent Co., Inc., 7.29%, (3-Month SOFR + 3.00%), 07/30/31(2)	274,900	276,406
CCC Intelligent Solutions, Inc., 0.00%, (SOFR + 0.00%), 01/16/32(10)	40,000	40,192
Central Parent, Inc, 7.58%, (3-Month SOFR + 3.25%), 07/06/29(2)	352,520	337,471
Cloud Software Group, Inc., 8.08%, (3-Month SOFR + 3.75%), 03/21/31(2)	199,500	201,129
Cloud Software Group, Inc., 8.08%, (2-Month SOFR + 3.75%), 03/21/31(2)	500	504
ConnectWise LLC, 8.09%, (3-Month SOFR + 3.76%), 09/29/28(2)	133,313	134,546
Cotiviti, Inc., 0.00%, (SOFR + 0.00%), 05/01/31(10)	250,000	252,031
Cotiviti, Inc., 7.09%, (1-Month SOFR + 2.75%), 05/01/31(2)	54,588	55,032
Delivery Hero Finco LLC, 9.52%, (3-Month SOFR + 5.00%), 12/12/29(2)	178,650	180,392
ECL Entertainment LLC, 7.81%, (1-Month SOFR + 3.50%), 08/31/30(2)	79,302	79,921
Ellucian Holdings, Inc., 0.00%, (SOFR + 0.00%), 10/09/29(10)	250,000	251,796
Ellucian Holdings, Inc., 7.31%, (1-Month SOFR + 3.00%), 10/09/29(2)	21,943	22,100

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2025 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Information Technology (continued)
Ellucian Holdings, Inc., 9.06%, (1-Month SOFR + 4.75%), 11/15/32(2)	$25,000	$25,641
Icon Parent, Inc, 7.52%, (3-Month SOFR + 3.00%), 09/11/31(2)	160,000	160,950
Icon Parent, Inc, 9.52%, (3-Month SOFR + 5.00%), 09/10/32(2)	70,000	71,575
Infinite Bidco LLC, 8.30%, (3-Month SOFR + 4.01%), 03/02/28(2)	188,356	182,470
ION Trading Technologies Sarl, 7.83%, (3-Month SOFR + 3.50%), 04/01/28(2)	204,537	205,126
Jaggaer LLC, 7.69%, (3-Month SOFR + 3.25%), 10/08/31(2)	235,000	237,497
Ncr Atleos, LLC, 8.05%, (3-Month SOFR + 3.75%), 03/27/29(2)	24,933	25,148
Project Ruby Ultimate Parent Corp., 7.43%, (1-Month SOFR + 3.11%), 03/10/28(2)	123,258	123,964
Proofpoint, Inc, 7.31%, (1-Month SOFR + 3.00%), 08/31/28(2)	218,854	220,428
RealPage, Inc., 7.59%, (3-Month SOFR + 3.26%), 04/24/28(2)	197,520	197,582
Rocket Software, Inc., 8.56%, (1-Month SOFR + 4.25%), 11/28/28(2)	188,798	191,420
Roper Industrial Products Investment Co., 7.08%, (3-Month SOFR + 2.75%), 11/22/29(2)	293,657	294,820
SOFTWARE AG/MOSEL, 8.83%, (3-Month SOFR + 4.50%), 09/16/30(2)	21,727	22,053
SOFTWARE AG/MOSEL, 9.08%, (3-Month SOFR + 4.75%), 09/16/30(2)	15,273	15,502
Thunder Generation Funding LLC, 7.33%, (3-Month SOFR + 3.00%), 09/27/31(2)	184,538	186,083
Ultimate Software Group, 7.30%, (3-Month SOFR + 3.00%), 02/10/31(2)	343,047	345,474
Total Information Technology		4,562,290
Manufacturing – 0.9%
Arcline FM Holdings LLC, 9.05%, (6-Month SOFR + 4.50%), 06/23/28(2)	123,704	124,106
Arcline FM Holdings LLC, 9.57%, (3-Month SOFR + 4.50%), 06/23/28(2)	123,085	123,485
Circor (Cube), 7.79%, (3-Month SOFR + 3.50%), 10/09/31(2)	170,000	171,275
Construction Partners, 6.81%, (1-Month SOFR + 2.50%), 10/29/31(2)	225,000	225,797
Construction Partners, Inc., 0.00%, (SOFR + 0.00%), 11/03/31(10)	255,000	255,903
CPM Holdings, Inc, 8.84%, (1-Month SOFR + 4.50%), 09/21/28(2)	367,706	351,312
Filtration Group Corp., 7.31%, (1-Month SOFR + 3.00%), 10/21/28(2)	105,738	106,703
Husky Injection Molding Systems Ltd., 8.78%, (3-Month SOFR + 4.50%), 02/15/29(2)	154,769	156,253
Security Description	Principal	Value

TERM LOANS (continued)

Manufacturing (continued)
LSF12 Crown US Commercial Bidco, LLC, 8.59%, (1-Month SOFR + 4.25%), 12/02/31(2)	$445,000	$446,019
Star US Bidco, LLC, 8.06%, (1-Month SOFR + 3.75%), 03/17/27(2)	46,506	46,862
Treasure Holdco, Inc, 8.76%, (3-Month SOFR + 4.25%), 10/10/31(2)	275,000	276,805
Total Manufacturing		2,284,520
Media/Telecom – 0.6%
Century DE Buyer LLC, 7.79%, (3-Month SOFR + 3.50%), 10/30/30(2)	221,790	223,961
CMG Media Corp., 0.00%, (SOFR + 0.00%), 06/18/29(10)	140,000	129,780
Cogeco Communications USA II LP, 7.56%, (1-Month SOFR + 3.25%), 09/18/30(2)	342,911	342,198
Creative Artists Agency LLC, 0.00%, (SOFR + 0.00%), 09/12/31(2)	125,000	125,556
Creative Artists Agency LLC, 7.06%, (1-Month SOFR + 2.75%), 09/12/31(2)	90,000	90,400
MH Sub I LLC, 8.56%, (1-Month SOFR + 4.25%), 12/11/31(2)	100,538	97,799
Virgin Media Bristol LLC, 7.58%, (3-Month SOFR + 3.28%), 01/31/28(2)	350,000	345,187
Total Media/Telecom		1,354,881
Media/Telecom - Broadcasting – 0.3%
Gray Television, Inc., 7.45%, (1-Month SOFR + 3.00%), 12/01/28(2)	343,776	316,953
Univision Communications, Inc, 7.93%, (1-Month SOFR + 3.61%), 01/23/29(2)	288,799	290,109
Total Media/Telecom - Broadcasting		607,062
Media/Telecom - Cable/Wireless Video – 0.4%
CSC Holdings LLC, 8.81%, (1-Month SOFR + 4.50%), 01/18/28(2)	322,813	316,812
Directv Financing LLC, 10.10%, (3-Month SOFR + 5.51%), 08/02/29(2)	321,653	319,999
Eagle Broadband Investments LLC, 7.34%, (3-Month SOFR + 3.01%), 11/12/27(2)	367,401	368,817
Total Media/Telecom - Cable/Wireless Video		1,005,628
Media/Telecom - Diversified Media – 0.2%
McGraw-Hill Education, Inc, 8.33%, (3-Month SOFR + 4.00%), 08/01/31(2)	49,947	50,529
MH Sub I LLC, 8.56%, (1-Month SOFR + 4.25%), 05/03/28(2)	148,557	147,211
Neilson Holdings, 9.39%, (3-Month SOFR + 5.10%), 04/11/29(2)	366,637	309,808
Total Media/Telecom - Diversified Media		507,548
Media/Telecom - Telecommunications – 0.1%
Altice France SA/France, 8.37%, (6-Month SOFR + 3.69%), 01/31/26(2)	48,296	41,021

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2025 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Media/Telecom - Telecommunications (continued)
Numericable U.S. LLC, 7.43%, (6-Month SOFR + 2.75%), 07/31/25(2)	$242,930	$224,125
Total Media/Telecom - Telecommunications		265,146
Media/Telecom - Wireless Communications – 0.1%
Viasat, Inc., 8.93%, (1-Month SOFR + 4.61%), 03/02/29(2)	218,373	197,598

Metals/Minerals – 0.0%(11)
Covia Holdings LLC, 8.43%, (1-Month SOFR + 4.11%), 07/31/26(2)	95,000	95,099

Retail – 0.5%
CNT Holdings Corp, 7.79%, (3-Month SOFR + 3.50%), 11/08/27(2)	74,250	74,570
EG America LLC, 8.61%, (3-Month SOFR + 4.25%), 02/07/28(2)	137,685	139,632
Harbor Freight Tools USA, Inc, 7.24%, (6-Month SOFR + 2.50%), 06/05/31(2)	50,544	50,329
Harbor Freight Tools USA, Inc, 6.81%, (1-Month SOFR + 2.50%), 06/11/31(2)	377,306	375,699
Peer Holding III BV, 7.33%, (3-Month SOFR + 3.00%), 06/20/31(2)	335,000	337,177
Petco Health & Wellness Co., Inc., 7.84%, (3-Month SOFR + 3.51%), 03/03/28(2)	270,000	260,030
Total Retail		1,237,437
Service – 1.7%
Acuren (ASP/AAL), 7.06%, (1-Month SOFR + 2.75%), 07/30/31(2)	29,925	30,163
Aggreko Holdings, Inc., 0.00%, (SOFR + 0.00%), 08/02/29(10)	70,000	70,645
Allied Universal Holdco LLC, 0.00%, (SOFR + 0.00%), 05/12/28(10)	190,000	190,869
Ascend Learning LLC, 7.31%, (1-Month SOFR + 3.00%), 12/11/28(2)	183,391	183,376
Bifm CA Buyer, Inc., 0.00%, (SOFR + 0.00%), 05/31/28(10)	65,000	65,691
Bifm CA Buyer, Inc., 8.06%, (1-Month SOFR + 3.75%), 05/31/28(2)	39,800	40,223
Cognita (Lernen), 8.39%, 09/30/31(2)	155,000	156,550
CSC Holdings LLC, 8.71%, (3-Month SOFR + 4.26%), 03/04/28(2)	327,526	274,971
DG Investment Intermediate Holdings, 8.18%, (1-Month SOFR + 3.86%), 03/21/28(2)	274,291	277,893
DXP Enterprises, Inc, 8.06%, (1-Month SOFR + 3.75%), 10/11/30(2)	119,301	120,992
Fugue Finance LLC, 7.50%, (6-Month SOFR + 3.25%), 01/09/32(2)	80,000	81,250
Garda World Security Corp, 7.81%, (1-Month SOFR + 3.50%), 02/01/29(2)	79,395	79,762
Garda World Security Corp., 0.00%, (SOFR + 0.00%), 02/01/29(10)	225,000	226,041
Security Description	Principal	Value

TERM LOANS (continued)

Service (continued)
Grant Thornton Advisors Holdings LLC, 0.00%, (SOFR + 0.00%), 06/02/31(10)	$225,000	$225,950
Grant Thornton Advisors Holdings LLC, 7.06%, (3-Month SOFR + 2.75%), 06/02/31(2)	74,813	75,128
Hertz Corp. (The), 8.06%, (1-Month SOFR + 3.75%), 06/30/28(2)	293,122	265,438
Kindercare (Kuehg Corp.), 7.84%, (2-Month SOFR + 3.25%), 06/12/30(2)	83,629	84,609
NAB Holdings LLC, 7.08%, (3-Month SOFR + 2.75%), 11/23/28(2)	318,143	320,555
OMNIA Partners LLC, 7.05%, (3-Month SOFR + 2.75%), 07/25/30(2)	79,800	80,261
TEI Holdings, Inc., 8.31%, (1-Month SOFR + 4.00%), 04/09/31(2)	50,000	50,292
TMF Sapphire Bidco BV, 0.00%, (SOFR + 0.00%), 05/03/28(10)	320,000	322,267
TMF Sapphire Bidco BV, 7.05%, (2-Month SOFR + 2.75%), 05/03/28(2)	34,564	34,809
TMF Sapphire Bidco BV, 7.05%, (2-Month SOFR + 2.75%), 05/03/28(2)	87	87
Trugreen Limited Partnership, 8.41%, (1-Month SOFR + 4.10%), 11/02/27(2)	113,814	110,806
Trugreen Limited Partnership, 8.80%, (SOFR + 0.00%), 11/02/27(10)	125,000	121,696
University Support Services LLC, 7.06%, (1-Month SOFR + 2.75%), 02/10/29(2)	300,646	301,961
Win Waste Innovations Holdings, Inc., 7.18%, (1-Month SOFR + 2.86%), 03/24/28(2)	363,087	353,934
Total Service		4,146,219
Technology – 0.1%
Genesys Cloud Services, Inc., 0.00%, (SOFR + 0.00%), 01/23/32(10)	315,000	316,183

Transportation – 0.1%
Belron, 7.27%, (3-Month SOFR + 2.75%), 10/01/31(2)	334,163	337,462

Transportation - Automotive – 0.3%
First Brands Group LLC, 9.55%, (3-Month SOFR + 5.26%), 03/30/27(2)	333,525	328,438
PAI Holdco, Inc., 8.30%, (3-Month SOFR + 4.01%), 10/28/27(2)	137,774	121,733
Wand NewCo 3, Inc., 0.00%, (SOFR + 0.00%), 01/30/31(10)	150,000	150,188
Total Transportation - Automotive		600,359
Utilities – 0.4%
Bulldog Purchaser, Inc., 8.05%, (3-Month SOFR + 3.75%), 06/30/31(2)	24,938	25,050

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2025 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Utilities (continued)
Carroll County Energy LLC, 0.00%, (SOFR + 0.00%), 06/30/31(10)	$25,000	$25,262
Cornerstone Generation LLC, 0.00%, (SOFR + 0.00%), 10/28/31(10)	200,000	201,521
Hunterstown Generation (Kestrel), 7.83%, (3-Month SOFR + 3.50%), 10/29/31(2)	249,375	251,219
Lightstone Holdco LLC, 10.04%, (3-Month SOFR + 5.75%), 01/29/27(2)	11,708	11,855
Lightstone Holdco LLC, 10.04%, (3-Month SOFR + 5.75%), 01/29/27(2)	206,985	209,573
Southern Veterinary Partners LLC, 7.71%, (3-Month SOFR + 3.25%), 10/31/31(2)	73,685	74,346
Talen Energy Supply LLC, 7.02%, (2-Month SOFR + 2.50%), 12/11/31(2)	10,000	10,054
WaterBridge NDB Operating LLC, 8.52%, (3-Month SOFR + 4.00%), 05/10/29(2)	114,713	116,236
WEC US Holdings, Inc., 6.59%, (1-Month SOFR + 2.25%), 01/27/31(2)	154,612	155,230
Total Utilities		1,080,346
Total Term Loans
(Cost $35,456,560)		35,382,829
ASSET BACKED SECURITIES – 10.5%
ACHV ABS Trust, Class A, Series 2024-1PL, 5.90%, 04/25/31(1)	76,666	77,333
Acm Auto Trust, Class A, Series 2024-2A, 6.06%, 02/20/29(1)	389,379	390,725
Affirm Asset Securitization Trust, Class A, Series 2023-B, 6.82%, 09/15/28(1)	125,000	126,538
Affirm Asset Securitization Trust, Class A, Series 2024-B, 4.62%, 09/15/29(1)	255,000	254,079
American Credit Acceptance Receivables Trust, Class C, Series 2024-1, 5.63%, 01/14/30(1)	135,000	135,950
American Credit Acceptance Receivables Trust, Class D, Series 2022-1, 2.46%, 03/13/28(1)	63,292	62,976
American Credit Acceptance Receivables Trust 2024-4, Class C, Series 2024-4, 4.91%, 08/12/31(1)	535,000	533,477
American Credit Acceptance Receivables Trust 2025-1, Class C, Series 2025-1, 5.09%, 08/12/31(1)	715,000	716,664
Applebee's Funding LLC / Ihop Funding LLC, Class A2, Series 2023-1A, 7.82%, 03/05/53(1)	549,000	565,746
Aqua Finance Trust, Class B, Series 2024-A, 5.06%, 04/18/50(1)	520,000	511,712
Arivo Acceptance Auto Loan Receivables Trust, Class B, Series 2024-1A, 6.87%, 06/17/30(1)	228,000	235,806
Auxilior Term Funding, Class B, Series 2024-1A, 5.69%, 07/15/31(1)	360,000	364,547
Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)
Auxilior Term Funding, Class D, Series 2023-1A, 7.27%, 12/16/30(1)	$90,000	$90,904
Avis Budget Rental Car Funding Aesop LLC, Class C, Series 2024-5A, 6.24%, 04/20/27(1)	160,000	160,998
Bhg Securitization Trust, Class A, Series 2024-1CON, 5.81%, 04/17/35(1)	122,832	124,551
Bojangles Issuer LLC, Class A2, Series 2024-1A, 6.58%, 11/20/54(1)	460,000	457,528
Bridgecrest Lending Auto Securitization Trust 2025-1, Class C, Series 2025-1, 5.15%, 12/17/29	520,000	521,528
Business Jet Securities LLC, Class A, Series 2024-2A, 5.36%, 09/15/39(1)	366,861	363,575
Carvana Auto Receivables Trust, Class B, Series 2024-N1, 5.63%, 05/10/30(1)	200,000	201,916
CLI Funding VI LLC, Class A, Series 2020-1A, 2.08%, 09/18/45(1)	200,714	184,625
Credit Acceptance Auto Loan Trust, Class A, Series 2024-1A, 5.68%, 03/15/34(1)	162,000	164,179
Dext ABS LLC, Class A2, Series 2023-1, 5.99%, 03/15/32(1)	61,140	61,625
Drive Auto Receivables Trust, Class C, Series 2024-1, 5.43%, 11/17/31	300,000	302,063
DT Auto Owner Trust, Class D, Series 2023-1A, 6.44%, 11/15/28(1)	155,000	157,510
Encina Equipment Finance LLC, Class B, Series 2022-1A, 5.15%, 01/16/29(1)	100,000	99,787
Enterprise Fleet Financing, Class A3, Series 2024-4, 4.56%, 11/20/28(1)	550,000	549,387
Exeter Automobile Receivables Trust, Class B, Series 2023-1A, 5.72%, 04/15/27	1,955	1,956
Exeter Automobile Receivables Trust, Class B, Series 2024-5A, 4.48%, 04/16/29	385,000	383,389
Exeter Automobile Receivables Trust, Class C, Series 2024-2A, 5.74%, 05/15/29	263,000	266,298
FAT Brands Royalty LLC, Class A2, Series 2021-1A, 5.75%, 04/25/51(1)	48,500	41,645
FHF Trust, Class A2, Series 2023-1A, 6.57%, 06/15/28(1)	54,990	55,652
First Help Financial LLC, Class A2, Series 2024-3A, 4.94%, 11/15/30(1)	570,000	568,917
First Help Financial LLC, Class C, Series 2024-3A, 5.43%, 03/17/31(1)	570,000	566,044
Five Guys Holdings, Inc., Class A2, Series 2023-1A, 7.55%, 01/26/54(1)	703,238	732,045
Flagship Credit Auto Trust, Class D, Series 2023-1, 6.46%, 05/15/29(1)	510,000	513,753
Foundation Finance Trust, Class A, Series 2024-2A, 4.60%, 03/15/50(1)	334,574	331,546
GLS Auto Receivables Issuer Trust, Class C, Series 2024-2A, 6.03%, 02/15/30(1)	245,000	250,515
GLS Auto Receivables Issuer Trust, Class D, Series 2022-2A, 6.15%, 04/17/28(1)	65,000	65,755
GLS Auto Select Receivables Trust, Class C, Series 2024-3A, 5.92%, 08/15/30(1)	425,000	436,282

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2025 (unaudited)

Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)
Hardee's Funding LLC, Class A2, Series 2024-1A, 7.25%, 03/20/54(1)	$228,275	$234,301
Hilton Grand Vacations Trust, Class A, Series 2024-2A, 5.50%, 03/25/38(1)	287,477	290,649
Hinnt, Class A, Series 2024-A, 5.49%, 03/15/43(1)	626,611	635,122
Jack in the Box Funding LLC, Class A2I, Series 2022-1A, 3.45%, 02/26/52(1)	817,425	782,460
Jersey Mike's Funding LLC, Class A2, Series 2024-1A, 5.64%, 02/15/55(1)	540,000	539,278
LAD Auto Receivables Trust, Class C, Series 2024-3A, 4.93%, 03/15/30(1)	565,000	561,250
LAD Auto Receivables Trust, Class D, Series 2021-1A, 3.99%, 11/15/29(1)	55,000	54,601
LAD Auto Receivables Trust, Class D, Series 2023-2A, 6.30%, 02/15/31(1)	135,000	136,712
Lendbuzz Securitization Trust, Class A2, Series 2023-2A, 7.09%, 10/16/28(1)	72,008	73,371
Lendbuzz Securitization Trust, Class A2, Series 2024-2A, 5.99%, 05/15/29(1)	251,353	253,960
Lendbuzz Securitization Trust, Class B, Series 2024-3A, 5.03%, 11/15/30(1)	437,000	432,913
Libra Solutions LLC, Class A, Series 2024-1A, 5.88%, 09/30/38(1)	360,000	354,110
Lobel Automobile Receivables Trust, Class B, Series 2023-1, 7.05%, 09/15/28(1)	159,401	160,286
MAPS Trust, Class A, Series 2021-1A, 2.52%, 06/15/46(1)	12,089	11,220
Mercury Financial Credit Card Master Trust, Class A, Series 2024-2A, 6.56%, 07/20/29(1)	275,000	278,843
Metronet Infrastructure Issuer LLC, Class A2, Series 2024-1A, 6.23%, 04/20/54(1)	455,000	464,756
Mission Lane Credit Card Master Trust, Class A, Series 2023-A, 7.23%, 07/17/28(1)	133,000	133,677
Mission Lane Credit Card Master Trust, Class A, Series 2023-B, 7.69%, 11/15/28(1)	510,000	514,033
Momnt Technologies Trust, Class A, Series 2023-1A, 6.92%, 03/20/45(1)	55,409	55,712
Mvw LLC, Class B, Series 2021-1WA, 1.44%, 01/22/41(1)	381,859	357,696
MVW Owner Trust, Class A, Series 2019-1A, 2.89%, 11/20/36(1)	11,271	11,191
MVW Owner Trust, Class A, Series 2024-1A, 5.32%, 02/20/43(1)	176,845	178,246
OneMain Direct Auto Receivables Trust, Class C, Series 2022-1A, 5.31%, 06/14/29(1)	355,000	356,146
OneMain Financial Issuance Trust, Class A, Series 2022-3A, 5.94%, 05/15/34(1)	343,710	347,005
Oportun Issuance Trust, Class B, Series 2024-2, 5.83%, 02/09/32(1)	380,000	381,901
Peac Solutions Receivables, Class B, Series 2024-1A, 5.79%, 11/20/30(1)	270,000	274,591
Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)
Planet Fitness Master Issuer LLC, Class A2I, Series 2024-1A, 5.77%, 06/05/54(1)	$568,575	$574,758
Powerpay Issuance Trust, Class A, Series 2024-1A, 6.53%, 02/18/39(1)	134,057	136,671
Purchasing Power Funding, Class B, Series 2024-A, 6.43%, 08/15/28(1)	180,000	182,048
RCKT Mortgage Trust, Class A1A, Series 2023-CES3, 7.11%, 11/25/43(1)(2)(6)	769,163	781,475
Reach ABS Trust, Class B, Series 2024-1A, 6.29%, 02/18/31(1)	160,000	162,502
Reach ABS Trust, Class B, Series 2024-2A, 5.84%, 07/15/31(1)	310,000	313,891
Retained Vantage Data Centers Issuer LLC, Class A2, Series 2024-1A, 4.99%, 09/15/49(1)	510,000	496,863
Santander Drive Auto Receivables Trust, Class B, Series 2023-1, 4.98%, 02/15/28	207,156	207,337
Santander Drive Auto Receivables Trust, Class C, Series 2022-5, 4.74%, 10/16/28	100,000	99,990
Star 2025-Sfr5 Trust, Class A, Series 2025-SFR5, 5.75%, (1-Month SOFR + 1.45%), 02/17/42(1)(2)	340,000	341,015
Switch ABS Issuer LLC, Class A2, Series 2024-2A, 5.44%, 06/25/54(1)	275,000	272,380
Taco Bell Funding LLC, Class A23, Series 2016-1A, 4.97%, 05/25/46(1)	555,000	554,986
Trafigura Securitisation Finance PLC, Class A2, Series 2024-1A (Ireland), 5.98%, 11/15/27(1)	245,000	249,331
TSC SPV Funding LLC, Class A2, Series 2024-1A, 6.29%, 08/20/54(1)	320,000	315,804
United Auto Credit Securitization Trust, Class C, Series 2023-1, 6.28%, 07/10/28(1)	142,789	143,149
United Auto Credit Securitization Trust, Class D, Series 2022-2, 6.84%, 01/10/28(1)	360,000	360,551
Usq Rail III LLC, Class A, Series 2024-1A, 4.99%, 09/28/54(1)	384,776	372,906
Veros Auto Receivables Trust, Class C, Series 2024-1, 7.57%, 12/15/28(1)	250,000	257,660
Westlake Automobile Receivables Trust, Class B, Series 2024-1A, 5.55%, 11/15/27(1)	218,000	219,785
ZAXBY'S Funding LLC, Class A2, Series 2021-1A, 3.24%, 07/30/51(1)	227,740	208,289
Total Asset Backed Securities
(Cost $25,666,145)		25,754,947
RESIDENTIAL MORTGAGE BACKED SECURITIES - 9.6%
A&d Mortgage Trust, Class A1, Series 2023-NQM3, 6.73%, 07/25/68(1)(7)	167,137	168,434
Ajax Mortgage Loan Trust, Class A1, Series 2019-D, 2.96%, 09/25/65(1)(7)	41,764	39,629

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2025 (unaudited)

Security Description	Principal	Value

RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
AMSR Trust, Class D, Series 2021-SFR3, 2.18%, 10/17/38(1)	$100,000	$95,241
Angel Oak Mortgage Trust, Class A1, Series 2023-1, 4.75%, 09/26/67(1)(7)	899,407	888,528
Angel Oak Mortgage Trust 2021-6, Class A1, Series 2021-6, 1.46%, 09/25/66(1)(2)(6)	664,047	550,890
Arroyo Mortgage Trust, Class A1, Series 2019-1, 3.81%, 01/25/49(1)(2)(6)	83,589	80,614
Arroyo Mortgage Trust, Class A1, Series 2019-2, 3.35%, 04/25/49(1)(2)(6)	673,257	644,414
Arroyo Mortgage Trust, Class A3, Series 2020-1, 3.33%, 03/25/55(1)	200,000	176,643
Chase Home Lending Mortgage Trust, Class A1, Series 2023-RPL1, 3.50%, 06/25/62(1)(2)(6)	510,381	468,466
Chase Home Lending Mortgage Trust, Class A1A, Series 2024-RPL4, 3.38%, 12/25/64(1)(2)(6)	388,660	346,104
Chase Mortgage Finance Corp., Class M4, Series 2016-SH2, 3.75%, 12/25/45(1)(2)(6)	315,493	284,035
CIM Trust, Class A1, Series 2022-R2, 3.75%, 12/25/61(1)(2)(6)	216,031	201,446
Colt Mortgage Loan Trust, Class A1, Series 2022-4, 4.30%, 03/25/67(1)(2)(6)	263,794	260,262
Colt Mortgage Loan Trust, Class A1, Series 2022-5, 4.55%, 04/25/67(1)(2)(6)	267,749	263,243
Colt Mortgage Loan Trust, Class A1, Series 2024-5, 5.12%, 08/25/69(1)(7)	509,500	505,069
CSMC Trust, Class A1, Series 2017-RPL1, 2.75%, 07/25/57(1)(2)(6)	569,935	553,879
CSMC Trust, Class A1, Series 2020-RPL4, 2.00%, 01/25/60(1)(2)(6)	515,363	458,625
Deephaven Residential Mortgage Trust, Class A1, Series 2022-1, 2.21%, 01/25/67(1)(2)(6)	67,958	60,644
Ellington Financial Mortgage Trust, Class A1, Series 2022-1, 2.21%, 01/25/67(1)(2)(6)	111,922	96,886
Federal Home Loan Mortgage Corporation, 5.50%, 07/01/53	1,190,779	1,179,627
GCAT Trust, Class A1, Series 2020-NQM1, 3.25%, 01/25/60(1)(7)	249,347	243,266
JPMorgan Mortgage Trust, Class A1, Series 2025-CES1, 5.67%, 05/25/55(1)(2)(6)	300,000	300,709
JPMorgan Mortgage Trust Series 2024-Nqm1, Class A3, Series 2024-NQM1, 5.95%, 02/25/64(1)(7)	320,795	321,650
JPMorgan Seasoned Mortgage Trust Series 2024-1, Class A4, Series 2024-1, 4.48%, 10/25/54(1)(2)(6)	377,409	363,984
Lhome Mortgage Trust, Class A1, Series 2024-RTL1, 7.02%, 01/25/29(1)(7)	260,000	263,124
LHOME Mortgage Trust, Class A1, Series 2022-RTL3, 8.15%, 11/25/27(1)(7)	273,428	274,730
Security Description	Principal	Value

RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(2)(6)	$318,586	$313,082
MFA Trust, Class A1, Series 2024-NQM2, 5.27%, 08/25/69(1)(7)	570,563	567,722
Mfra Trust, Class A1, Series 2022-INV2, 4.95%, 07/25/57(1)(7)	614,156	611,269
Mill City Mortgage Loan Trust, Class A1, Series 2019-GS2, 2.75%, 08/25/59(1)(2)(6)	371,182	357,297
Mill City Mortgage Loan Trust, Class B1, Series 2017-3, 3.25%, 01/25/61(1)(2)(6)	97,048	85,497
New Residential Mortgage Loan Trust, Class A1, Series 2016-1A, 3.75%, 03/25/56(1)(2)(6)	30,791	29,196
New Residential Mortgage Loan Trust, Class B1, Series 2016-3A, 4.00%, 09/25/56(1)(2)(6)	309,759	297,644
New Residential Mortgage Loan Trust, Class A3, Series 2017-2A, 4.00%, 03/25/57(1)(2)(6)	385,168	369,166
New Residential Mortgage Loan Trust, Class M2, Series 2019-RPL2, 3.75%, 02/25/59(1)(2)(6)	100,000	87,658
New Residential Mortgage Loan Trust 2024-Nqm3, Class A1, Series 2024-NQM3, 5.47%, 11/25/64(1)(7)	273,828	272,818
New York Mortgage Trust, Class A1, Series 2024-CP1, 3.75%, 02/25/68(1)(2)(6)	272,739	251,048
OBX Trust, Class A1A, Series 2023-NQM5, 6.57%, 06/25/63(1)(7)	371,028	375,348
OBX Trust, Class A1, Series 2023-NQM9, 7.16%, 10/25/63(1)(7)	715,919	730,201
Onslow Bay Financial LLC, Class A1, Series 2024-NQM3, 6.13%, 12/25/63(1)(7)	131,633	132,532
Onslow Bay Financial LLC, Class A1, Series 2024-NQM9, 6.03%, 01/25/64(1)(7)	532,047	535,437
Pmt Loan Trust 2024-Inv1, Class A2, Series 2024-INV1, 6.00%, 10/25/59(1)(2)(6)	363,443	364,099
Pmt Loan Trust 2024-Inv2, Class A1, Series 2024-INV2, 6.00%, 12/25/59(1)(2)(6)	317,865	319,234
Pretium Mortgage Credit Partners, Class A1, Series 2024-RPL1, 3.90%, 10/25/63(1)(2)(6)	1,003,719	953,395
Prkcm Trust, Class A1A, Series 2022-AFC1, 4.10%, 04/25/57(1)(2)(6)	655,953	640,705
PRPM LLC, Class A1, Series 2021-RPL1, 1.32%, 07/25/51(1)(7)	836,202	766,329
PRPM LLC, Class A1, Series 2021-RPL2, 1.46%, 10/25/51(1)(2)(6)	612,892	561,648
RCKT Mortgage Trust, Class A1A, Series 2023-CES1, 6.52%, 06/25/43(1)(2)(6)	207,136	209,101
RCKT Mortgage Trust, Class A1A, Series 2024-CES1, 6.03%, 02/25/44(1)(2)(6)	284,633	286,657
Sequoia Mortgage Trust, Class B1, Series 2013-8, 3.48%, 06/25/43(2)(6)	44,845	43,145

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2025 (unaudited)

Security Description	Principal	Value

RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
SG Residential Mortgage Trust, Class A1, Series 2021-1, 1.16%, 07/25/61(1)(2)(6)	$1,010,199	$812,599
Starwood Mortgage Residential Trust, Class A1, Series 2020-1, 2.28%, 02/25/50(1)(2)(6)	37,650	35,893
Towd Point Mortgage Trust, Class A2, Series 2017-4, 3.00%, 06/25/57(1)(2)(6)	225,000	209,532
Towd Point Mortgage Trust, Class A2, Series 2017-6, 3.00%, 10/25/57(1)(2)(6)	655,000	615,269
Towd Point Mortgage Trust, Class A2, Series 2018-6, 3.75%, 03/25/58(1)(2)(6)	100,000	91,168
Towd Point Mortgage Trust, Class A2, Series 2019-2, 3.75%, 12/25/58(1)(2)(6)	940,000	842,573
Towd Point Mortgage Trust, Class A2, Series 2021-1, 2.75%, 11/25/61(1)(2)(6)	100,000	82,375
Verus Securitization Trust, Class A1, Series 2022-5, 3.80%, 04/25/67(1)(7)	85,677	80,480
Verus Securitization Trust, Class A1, Series 2022-4, 4.47%, 04/25/67(1)(7)	69,485	68,661
Verus Securitization Trust, Class A3, Series 2022-6, 4.91%, 06/25/67(1)(7)	230,664	229,407
Verus Securitization Trust, Class A1, Series 2022-6, 4.91%, 06/25/67(1)(7)	1,081,143	1,075,660
Verus Securitization Trust, Class A1, Series 2022-7, 5.15%, 07/25/67(1)(7)	489,249	486,531
Verus Securitization Trust, Class A1, Series 2023-8, 6.26%, 12/25/68(1)(7)	395,701	401,024
Visio Trust, Class A1, Series 2019-2, 2.72%, 11/25/54(1)(2)(6)	127,346	124,083
Visio Trust, Class A2, Series 2022-1, 5.85%, 08/25/57(1)(7)	73,244	72,980

Total Residential Mortgage Backed Securities
(Cost $23,508,602)		23,478,605
MORTGAGE BACKED SECURITIES - 6.4%
Federal Home Loan Mortgage Corporation, 6.00%, 10/01/38	137,568	140,488
Federal Home Loan Mortgage Corporation, 5.50%, 01/01/53	209,809	207,782
Federal Home Loan Mortgage Corporation, 6.00%, 03/01/53	553,913	559,060
Federal Home Loan Mortgage Corporation, 6.00%, 07/01/53	977,203	987,409
Federal Home Loan Mortgage Corporation, 6.00%, 08/01/53	1,077,133	1,087,309
Security Description	Principal	Value

MORTGAGE BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corporation, 4.50%, 08/01/53	$865,487	$816,460
Federal Home Loan Mortgage Corporation, 5.50%, 12/01/53	3,036,795	3,002,882
Federal Home Loan Mortgage Corporation, 5.00%, 12/01/53	2,837,918	2,743,690
Federal National Mortgage Association, 3.50%, 05/01/49	22,446	20,034
Federal National Mortgage Association, 5.00%, 11/01/52	388,314	376,314
Federal National Mortgage Association, 4.50%, 11/01/52	378,663	357,132
Federal National Mortgage Association, 4.00%, 03/01/53	1,207,079	1,105,158
Federal National Mortgage Association, 6.00%, 04/01/53	543,341	549,099
Federal National Mortgage Association, 5.50%, 07/01/53	252,648	250,217
Federal National Mortgage Association, 4.50%, 08/01/53	1,322,274	1,246,836
Federal National Mortgage Association, 6.00%, 08/01/54	2,144,887	2,166,513

Total Mortgage Backed Securities
(Cost $15,813,378)		15,616,383
COMMERCIAL MORTGAGE BACKED SECURITIES - 4.2%
BBCMS Mortgage Trust, Class A, Series 2018-TALL, 5.23%, (1-Month SOFR + 0.92%), 03/15/37(1)(2)	955,000	920,316
Bbcms Trust 2018-Cbm, Class A, Series 2018-CBM, 5.60%, (1-Month SOFR + 1.30%), 07/15/37(1)(2)	805,000	795,900
BPR Trust, Class A, Series 2022-OANA, 6.20%, (1-Month SOFR + 1.90%), 04/15/37(1)(2)	800,000	802,561
Bx Commercial Mortgage Trust, Class A, Series 2024-XL5, 5.70%, (1-Month SOFR + 1.39%), 03/15/41(1)(2)	470,412	472,303
Bx Trust, Class A, Series 2022-CLS, 5.76%, 10/13/27(1)	410,000	412,487
Bx Trust, Class B, Series 2019-OC11, 3.61%, 12/09/41(1)	200,000	184,788
BX Trust, Class D, Series 2019-OC11, 3.94%, 12/09/41(1)(2)(6)	935,000	855,396
Cent Trust, Class A, Series 2023-CITY, 6.93%, (1-Month SOFR + 2.62%), 09/15/38(1)(2)	400,000	404,505
CF Hippolyta LLC, Class A1, Series 2020-1, 1.69%, 07/15/60(1)	89,945	88,250
COMM Mortgage Trust, Class A1, Series 2013-300P, 4.35%, 08/10/30(1)	365,000	355,201

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2025 (unaudited)

Security Description	Principal	Value

COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
Fashion Show Mall LLC, Class A, Series 2024-SHOW, 5.27%, 10/10/41(1)(2)(6)	$685,000	$681,733
Hudson Yards Mortgage Trust, Class A, Series 2025-SPRL, 5.47%, 01/13/40(1)(2)(6)	780,000	789,414
J.P. Morgan Chase Commercial Mortgage Securities Trust, Class A, Series 2024-OMNI, 5.80%, 10/05/39(1)(2)(6)	440,000	448,238
Legends Outlets Kansas City Ks Mortgage Secured Pass-Through Trust, Class A, Series 2024-LGND, 6.25%, 11/05/39(1)(7)	431,000	434,286
MIRA Trust, Class A, Series 2023-MILE, 6.75%, 06/10/38(1)	270,000	281,076
Morgan Stanley Bank of America Merrill Lynch Trust, Class AS, Series 2015-C22, 3.56%, 04/15/48	520,000	506,303
Mssg Trust, Class A, Series 2017-237P, 3.40%, 09/13/39(1)	456,000	425,123
Rock Trust, Class C, Series 2024-CNTR, 6.47%, 11/13/41(1)	420,000	433,310
Rock Trust, Class A, Series 2024-CNTR, 5.39%, 11/13/41(1)	455,000	457,653
Thpt Mortgage Trust, Class A, Series 2023-THL, 6.99%, 12/10/34(1)(2)(6)	543,430	552,450

Total Commercial Mortgage Backed Securities
(Cost $10,210,930)		10,301,293
Shares EXCHANGE TRADED FUNDS - 1.6%	Shares
Debt Funds - 1.6%
iShares iBoxx $ High Yield Corporate Bond ETF	24,465	1,950,350
SPDR Bloomberg Barclays High Yield Bond ETF	19,660	1,902,301
Total Debt Funds		3,852,651
Total Exchange Traded Funds
(Cost $3,807,313)		3,852,651
	Principal
U.S. GOVERNMENT SECURITIES – 1.4%
U.S. Treasury Note
4.00%, 07/31/29	1,655,000	1,633,601
4.00%, 02/15/34	1,965,000	1,888,511
Total U.S. Government Securities
(Cost $3,541,528)		3,522,112
COMMON STOCKS - 0.0%(11)	Shares
Consumer Discretionary - 0.0%(11)
West Marine (Rising Tide)*(5)	38	100
Health Care - 0.0%(11)
Endo Finance Holdings, Inc.*	339	8,949
Lannett Co., Inc.*(5)	277	—
Security Description	Principal	Value

COMMON STOCKS (continued)
Health Care (continued)
Total Health Care		$8,949
Total Common Stocks
(Cost $7,550)		9,049
MONEY MARKET FUND - 4.5%
JP Morgan U.S. Government Money Market Institutional Shares, 4.26%(12) (Cost $11,116,018)	11,116,018	11,116,018

TOTAL INVESTMENTS - 103.5%
(Cost $253,362,113)		253,771,377
Liabilities in Excess of Other Assets - (3.5)%		(8,626,744)
Net Assets - 100.0%		$245,144,633

*	Non-income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2025, the aggregate value of these securities was $120,305,688, or 49.1% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2025.
(3)	Payment in-kind security.
(4)	Perpetual security with no stated maturity date.
(5)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(7)	Represents step coupon bond. Rate shown reflects the rate in effect as of January 31, 2025.
(8)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(9)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(10)	The loan will settle after January 31, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(11)	Amount rounds to less than 0.05%.
(12)	The rate shown reflects the seven-day yield as of January 31, 2025.

Abbreviations:

CMT — Constant Maturity Treasury Index

ETF — Exchange Traded Fund

LIBOR — London InterBank Offered Rate

SOFR — Secured Overnight Financing Rate

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2025 (unaudited)

Currency Abbreviations

CZK	Czech Koruna
MXN	Mexican Peso
MYR	Malaysian Ringgit
USD	United States Dollar
ZAR	South African Rand

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$67,584,816	$210	$67,585,026
Foreign Bonds	—	57,151,258	1,206	57,152,464
Term Loans	—	35,382,325	504	35,382,829
Asset Backed Securities	—	25,754,947	—	25,754,947
Residential Mortgage Backed Securities	—	23,478,605	—	23,478,605
Mortgage Backed Securities	—	15,616,383	—	15,616,383
Commercial Mortgage Backed Securities	—	10,301,293	—	10,301,293
Exchange Traded Funds	3,852,651	—	—	3,852,651
U.S. Government Securities	—	3,522,112	—	3,522,112
Common Stocks	8,949	—	100	9,049
Money Market Fund	11,116,018	—	—	11,116,018
Total	$14,977,618	$238,791,739	$2,020	$253,771,377

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended January 31, 2025.